Janus Henderson VIT Balanced Portfolio

Schedule of Investments (unaudited)

March 31, 2019

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 3.6%
Angel Oak Mortgage Trust I LLC 2018-2,
ICE LIBOR USD 12 Month + 0.7600%, 3.6740%, 7/27/48 (144A)‡	728,040	$730,940
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	8,332,525	8,368,827
Arroyo Mortgage Trust 2018-1,
ICE LIBOR USD 12 Month + 0.8500%, 3.7630%, 4/25/48 (144A)‡	1,153,168	1,165,774
Atrium IX, ICE LIBOR USD 3 Month + 1.2400%, 3.8689%, 5/28/30 (144A)‡	1,317,749	1,317,145
BAMLL Commercial Mortgage Securities Trust 2018-DSNY,
ICE LIBOR USD 1 Month + 0.8500%, 3.3338%, 9/15/34 (144A)‡	3,502,000	3,484,426
BBCMS 2018-TALL Mortgage Trust,
ICE LIBOR USD 1 Month + 0.7220%, 3.2058%, 3/15/37 (144A)‡	5,200,000	5,151,140
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	2,528,000	2,699,526
Bean Creek CLO Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.7810%, 4/20/31 (144A)‡	2,736,000	2,698,979
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 3.2338%, 11/15/33 (144A)‡	4,670,274	4,658,577
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	1,140,000	1,158,406
Carlyle Global Market Strategies CLO 2014-2R Ltd,
ICE LIBOR USD 3 Month + 1.0500%, 3.7338%, 5/15/31 (144A)‡	2,080,603	2,056,270
Carlyle Global Market Strategies CLO 2016-1 Ltd,
ICE LIBOR USD 3 Month + 1.4500%, 4.2110%, 4/20/27 (144A)‡	1,918,000	1,897,723
Carlyle Global Market Strategies CLO 2016-2 Ltd,
ICE LIBOR USD 3 Month + 1.5000%, 4.2873%, 7/15/27 (144A)‡	1,431,000	1,417,780
CARLYLE US CLO 2018-1 LTD,
ICE LIBOR USD 3 Month + 1.0200%, 3.7810%, 4/20/31 (144A)‡	2,275,000	2,249,748
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	1,172,000	1,193,125
CSMLT 2015-2 Trust, 3.5000%, 8/25/45 (144A)‡	1,683,860	1,688,523
DB Master Finance LLC, 3.7870%, 5/20/49 (144A)	1,641,000	1,645,431
DB Master Finance LLC, 4.0210%, 5/20/49 (144A)	663,000	665,984
DB Master Finance LLC, 4.3520%, 5/20/49 (144A)	1,312,000	1,320,207
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	2,997,000	3,092,287
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	2,613,000	2,701,165
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	1,458,000	1,475,750
Drive Auto Receivables Trust 2019-1, 4.0900%, 6/15/26	613,000	626,080
Dryden 41 Senior Loan Fund,
ICE LIBOR USD 3 Month + 0.9700%, 3.7573%, 4/15/31 (144A)‡	2,511,000	2,475,633
Dryden 55 CLO Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.8073%, 4/15/31 (144A)‡	1,550,000	1,534,712
Dryden 64 CLO Ltd,
ICE LIBOR USD 3 Month + 0.9700%, 3.7503%, 4/18/31 (144A)‡	3,614,000	3,559,508
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 3.0000%, 5.4855%, 7/25/24‡	4,289,759	4,553,983
Fannie Mae REMICS, 3.0000%, 5/25/48	4,705,275	4,681,214
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 0.3500%, 2.8378%, 10/20/48‡	1,200,029	1,193,324
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 0.4000%, 2.8878%, 2/20/49‡	4,623,948	4,614,437
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 0.5000%, 2.9878%, 2/20/49‡	1,897,837	1,896,109
Government National Mortgage Association - Class FQ,
ICE LIBOR USD 1 Month + 0.4500%, 2.9378%, 2/20/49‡	4,236,244	4,234,080
Government National Mortgage Association - Class QF,
ICE LIBOR USD 1 Month + 0.4500%, 2.9378%, 2/20/49‡	3,812,256	3,814,078
JP Morgan Mortgage Trust 2018-8, 4.0000%, 1/25/49 (144A)‡	1,034,649	1,034,768
LCM XIV LP, ICE LIBOR USD 3 Month + 1.0400%, 3.8158%, 7/20/31 (144A)‡	1,336,158	1,325,131
LCM XVIII LP, ICE LIBOR USD 3 Month + 1.0200%, 3.7810%, 4/20/31 (144A)‡	2,248,000	2,221,051
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 0.8000%, 3.2855%, 11/25/50 (144A)‡,§	3,920,000	3,907,532
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 1.0000%, 3.4855%, 11/25/50 (144A)‡,§	772,000	769,804
Magnetite VIII Ltd,
ICE LIBOR USD 3 Month + 0.9800%, 3.7673%, 4/15/31 (144A)‡	1,931,000	1,913,034
Magnetite XV Ltd, ICE LIBOR USD 3 Month + 1.0100%, 3.7806%, 7/25/31 (144A)‡	2,642,130	2,613,027
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 0.8500%, 3.3355%, 11/25/51 (144A)‡,§	6,593,000	6,592,422
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	1,299,432	1,337,106
Octagon Investment Partners 36 Ltd,
ICE LIBOR USD 3 Month + 0.9700%, 3.7573%, 4/15/31 (144A)‡	1,914,000	1,884,568
Octagon Loan Funding Ltd,

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
ICE LIBOR USD 3 Month + 1.1800%, 3.8629%, 11/18/31 (144A)‡	2,368,566	$2,349,002
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	570,000	576,600
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	566,000	578,443
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	3,056,000	3,089,959
Santander Drive Auto Receivables Trust 2018-1, 4.3700%, 5/15/25 (144A)	4,050,000	4,046,530
Sequoia Mortgage Trust 2018-7 A19, 4.0000%, 9/25/48 (144A)‡	1,060,844	1,066,314
Sequoia Mortgage Trust 2018-7 A4, 4.0000%, 9/25/48 (144A)‡	1,315,870	1,338,163
Sequoia Mortgage Trust 2018-CH2, 4.0000%, 6/25/48 (144A)‡	3,859,849	3,909,075
Sequoia Mortgage Trust 2018-CH3, 4.0000%, 8/25/48 (144A)‡	1,682,242	1,703,839
Sequoia Mortgage Trust 2019-1, 4.0000%, 2/25/49 (144A)‡	796,801	806,836
Sounds Point CLO IV-R LTD,
ICE LIBOR USD 3 Month + 1.1500%, 3.9303%, 4/18/31 (144A)‡	2,594,000	2,564,776
Station Place Securitization Trust 2018-7,
ICE LIBOR USD 1 Month + 0.8500%, 3.3311%, 9/24/19 (144A)‡,§	5,910,000	5,910,000
Towd Point Mortgage Trust 2015-3, 3.5000%, 3/25/54 (144A)‡	74,892	74,802
Towd Point Mortgage Trust 2018-3, 3.7500%, 5/25/58 (144A)‡	1,058,573	1,070,811
Towd Point Mortgage Trust 2018-4, 3.0000%, 6/25/58 (144A)‡	1,995,065	1,973,565
Voya CLO 2015-2 Ltd,
ICE LIBOR USD 3 Month + 1.5000%, 4.2724%, 7/23/27 (144A)‡	478,000	472,639
Voya CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 0.9500%, 3.7110%, 4/19/31 (144A)‡	2,614,000	2,569,920
Voya CLO 2018-2 Ltd,
ICE LIBOR USD 3 Month + 1.0000%, 3.7831%, 7/15/31 (144A)‡	1,339,380	1,321,586
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 5.8758%, 5/15/46‡	211,738	212,991
Wells Fargo Mortgage Backed Securities 2018-1, 3.5000%, 7/25/47 (144A)‡	814,553	803,576
Wells Fargo Mortgage Backed Securities 2019-1 Trust,
4.0000%, 11/25/48 (144A)‡	1,809,390	1,834,622
WinWater Mortgage Loan Trust 2015-5, 3.5000%, 8/20/45 (144A)‡	5,238,963	5,236,545
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $153,170,432)		153,129,928
Bank Loans and Mezzanine Loans – 0.6%
Capital Goods – 0.1%
HD Supply Inc, ICE LIBOR USD 1 Month + 1.7500%, 4.2486%, 10/17/23‡	2,022,835	1,996,538
Consumer Cyclical – 0.1%
KFC Holding Co, ICE LIBOR USD 1 Month + 1.7500%, 4.2318%, 4/3/25‡	5,691,278	5,646,203
Consumer Non-Cyclical – 0.2%
Aramark Services Inc, ICE LIBOR USD 1 Month + 1.7500%, 4.2486%, 3/28/24‡	1,222,459	1,211,384
Moffett Towers Phase II, ICE LIBOR USD 3 Month + 2.8000%, 5.2840%, 6/15/21‡	6,700,355	6,660,558
		7,871,942
Electric – 0.2%
NRG Energy Inc, ICE LIBOR USD 1 Month + 1.7500%, 4.2486%, 6/30/23(a),‡	3,729,629	3,682,599
Vistra Operations Co LLC,
ICE LIBOR USD 1 Month + 2.0000%, 4.4986%, 8/4/23(a),‡	6,733,167	6,649,878
		10,332,477
Total Bank Loans and Mezzanine Loans (cost $26,141,555)		25,847,160
Corporate Bonds – 12.5%
Banking – 2.5%
Bank of America Corp, 2.5030%, 10/21/22	9,737,000	9,617,235
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	13,470,000	13,541,933
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0700%, 3.9700%, 3/5/29‡	3,294,000	3,364,019
Bank of America Corp, ICE LIBOR USD 3 Month + 1.2100%, 3.9740%, 2/7/30‡	4,455,000	4,545,267
Bank of Montreal, 3.3000%, 2/5/24	4,392,000	4,439,927
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	16,551,000	16,813,404
Citizens Financial Group Inc, 3.7500%, 7/1/24	860,000	853,406
Citizens Financial Group Inc, 4.3500%, 8/1/25	613,000	627,405
Citizens Financial Group Inc, 4.3000%, 12/3/25	2,207,000	2,261,698
First Republic Bank/CA, 4.6250%, 2/13/47	1,653,000	1,681,585
Goldman Sachs Capital I, 6.3450%, 2/15/34	3,650,000	4,394,374
JPMorgan Chase & Co, 2.2950%, 8/15/21	3,646,000	3,604,390
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	7,054,000	7,296,285
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3370%, 3.7820%, 2/1/28‡	4,935,000	5,031,508
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3300%, 4.4520%, 12/5/29‡	13,273,000	14,171,588
Morgan Stanley, 3.9500%, 4/23/27	6,273,000	6,284,438
Morgan Stanley, ICE LIBOR USD 3 Month + 1.6280%, 4.4310%, 1/23/30‡	3,148,000	3,322,702
SVB Financial Group, 5.3750%, 9/15/20	2,640,000	2,732,223
Synchrony Financial, 4.3750%, 3/19/24	876,000	887,751
		105,471,138
Basic Industry – 1.0%
CF Industries Inc, 4.5000%, 12/1/26 (144A)	1,481,000	1,500,532
Freeport-McMoRan Inc, 3.5500%, 3/1/22	10,572,000	10,453,065
Freeport-McMoRan Inc, 3.8750%, 3/15/23	4,437,000	4,373,152
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	4,380,000	4,400,765
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	2,291,000	2,352,775
Hudbay Minerals Inc, 7.2500%, 1/15/23 (144A)	4,297,000	4,442,024
Nutrien Ltd, 4.2000%, 4/1/29	794,000	816,463

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Basic Industry – (continued)
Nutrien Ltd, 5.0000%, 4/1/49	962,000	$999,753
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	2,242,000	2,323,646
Steel Dynamics Inc, 5.5000%, 10/1/24	4,012,000	4,142,390
Teck Resources Ltd, 8.5000%, 6/1/24 (144A)	2,256,000	2,418,917
WRKCo Inc, 4.6500%, 3/15/26	905,000	960,673
WRKCo Inc, 3.3750%, 9/15/27	280,000	270,448
WRKCo Inc, 4.0000%, 3/15/28	576,000	583,212
WRKCo Inc, 4.9000%, 3/15/29	3,751,000	4,070,675
		44,108,490
Brokerage – 0.3%
Cboe Global Markets Inc, 3.6500%, 1/12/27	2,983,000	3,021,493
E*TRADE Financial Corp, 2.9500%, 8/24/22	2,980,000	2,974,269
E*TRADE Financial Corp, 3.8000%, 8/24/27	2,631,000	2,556,675
E*TRADE Financial Corp, 4.5000%, 6/20/28	988,000	1,004,579
Raymond James Financial Inc, 5.6250%, 4/1/24	1,553,000	1,719,350
Raymond James Financial Inc, 4.9500%, 7/15/46	2,715,000	2,876,688
		14,153,054
Capital Goods – 0.5%
Arconic Inc, 5.4000%, 4/15/21	1,566,000	1,615,016
Ball Corp, 4.3750%, 12/15/20	2,079,000	2,110,185
Boeing Co, 2.2500%, 6/15/26	504,000	477,206
Boeing Co, 3.2500%, 3/1/28	623,000	626,191
Boeing Co, 3.2000%, 3/1/29	554,000	553,758
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	5,403,000	5,538,075
Masonite International Corp, 5.6250%, 3/15/23 (144A)	809,000	827,203
Northrop Grumman Corp, 2.5500%, 10/15/22	3,415,000	3,383,063
Wabtec Corp, 4.4000%, 3/15/24	997,000	1,014,090
Wabtec Corp, 4.9500%, 9/15/28	6,207,000	6,296,978
		22,441,765
Communications – 2.3%
AT&T Inc, 4.3500%, 3/1/29	4,198,000	4,290,065
AT&T Inc, 5.2500%, 3/1/37	865,000	911,724
AT&T Inc, 4.8500%, 3/1/39	2,536,000	2,549,294
AT&T Inc, 4.7500%, 5/15/46	2,777,000	2,724,177
AT&T Inc, 5.1500%, 11/15/46	2,001,000	2,057,317
AT&T Inc, 4.5000%, 3/9/48	2,575,000	2,424,901
BellSouth LLC, 4.3330%, 4/26/19 (144A)	6,806,000	6,813,419
CCO Holdings LLC / CCO Holdings Capital Corp, 5.2500%, 3/15/21	2,235,000	2,244,789
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.9080%, 7/23/25	2,823,000	2,976,863
Charter Communications Operating LLC / Charter Communications Operating Capital,
5.0500%, 3/30/29	14,387,000	15,163,832
Comcast Corp, 3.1500%, 3/1/26	1,836,000	1,828,094
Comcast Corp, 4.1500%, 10/15/28	2,251,000	2,373,215
Comcast Corp, 4.2500%, 10/15/30	2,459,000	2,615,307
Comcast Corp, 4.6000%, 10/15/38	2,000,000	2,144,261
Comcast Corp, 4.9500%, 10/15/58	2,059,000	2,275,337
Crown Castle International Corp, 5.2500%, 1/15/23	1,967,000	2,112,959
Crown Castle International Corp, 3.2000%, 9/1/24	1,991,000	1,976,928
Crown Castle International Corp, 4.3000%, 2/15/29	1,250,000	1,289,359
Crown Castle International Corp, 5.2000%, 2/15/49	1,503,000	1,584,463
CSC Holdings LLC, 6.5000%, 2/1/29 (144A)	4,508,000	4,798,203
Fox Corp, 4.0300%, 1/25/24 (144A)	1,479,000	1,534,729
T-Mobile USA Inc, 6.3750%, 3/1/25	4,820,000	5,019,066
UBM PLC, 5.7500%, 11/3/20 (144A)	3,003,000	3,105,256
Verizon Communications Inc, 2.6250%, 8/15/26	3,269,000	3,120,018
Verizon Communications Inc, 4.3290%, 9/21/28	7,718,000	8,182,814
Verizon Communications Inc, 3.8750%, 2/8/29	1,308,000	1,344,743
Verizon Communications Inc, 4.8620%, 8/21/46	1,321,000	1,411,860
Verizon Communications Inc, 4.5220%, 9/15/48	975,000	1,001,946
Verizon Communications Inc, 5.0120%, 8/21/54	1,983,000	2,125,345
Viacom Inc, 5.8500%, 9/1/43	3,769,000	4,100,148
Warner Media LLC, 3.6000%, 7/15/25	1,905,000	1,903,885
		98,004,317
Consumer Cyclical – 0.4%
Fiat Chrysler Automobiles NV, 4.5000%, 4/15/20	808,000	815,070
Ford Motor Credit Co LLC, 4.6870%, 6/9/25	320,000	305,896
General Motors Co, 5.0000%, 10/1/28	2,955,000	2,950,080
General Motors Financial Co Inc, 4.3500%, 1/17/27	1,380,000	1,342,305
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	2,588,000	2,691,442
MDC Holdings Inc, 5.5000%, 1/15/24	2,249,000	2,310,848

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – (continued)
MGM Resorts International, 6.7500%, 10/1/20	3,750,000	$3,932,813
MGM Resorts International, 6.6250%, 12/15/21	1,515,000	1,619,156
MGM Resorts International, 7.7500%, 3/15/22	544,000	601,120
Target Corp, 3.3750%, 4/15/29	1,142,000	1,157,653
		17,726,383
Consumer Non-Cyclical – 2.1%
AbbVie Inc, 3.7500%, 11/14/23	3,246,000	3,333,759
Allergan Finance LLC, 3.2500%, 10/1/22	2,482,000	2,483,528
Allergan Funding SCS, 3.4500%, 3/15/22	4,584,000	4,624,081
Allergan Funding SCS, 3.8000%, 3/15/25	2,964,000	3,003,738
Allergan Inc/United States, 2.8000%, 3/15/23	197,000	193,133
Anheuser-Busch InBev Worldwide Inc, 4.7500%, 1/23/29	3,842,000	4,091,058
Becton Dickinson and Co, 2.8940%, 6/6/22	1,499,000	1,491,120
Boston Scientific Corp, 3.7500%, 3/1/26	1,940,000	1,979,939
Boston Scientific Corp, 4.0000%, 3/1/29	1,009,000	1,041,598
Boston Scientific Corp, 4.7000%, 3/1/49	1,617,000	1,722,968
Campbell Soup Co, 3.9500%, 3/15/25	1,915,000	1,928,394
Campbell Soup Co, 4.1500%, 3/15/28	2,853,000	2,844,734
Campbell Soup Co, 4.8000%, 3/15/48	6,665,000	6,221,988
CVS Health Corp, 4.7500%, 12/1/22	1,192,000	1,254,183
CVS Health Corp, 4.1000%, 3/25/25	4,076,000	4,187,139
CVS Health Corp, 4.3000%, 3/25/28	2,045,000	2,074,032
Elanco Animal Health Inc, 3.9120%, 8/27/21 (144A)	565,000	574,508
Elanco Animal Health Inc, 4.2720%, 8/28/23 (144A)	1,436,000	1,480,677
Elanco Animal Health Inc, 4.9000%, 8/28/28 (144A)	1,339,000	1,422,829
Eli Lilly & Co, 3.3750%, 3/15/29	8,418,000	8,646,283
General Mills Inc, 4.2000%, 4/17/28	4,092,000	4,254,770
GlaxoSmithKline Capital PLC, 3.3750%, 6/1/29	4,819,000	4,862,473
HCA Inc, 4.7500%, 5/1/23	3,958,000	4,154,705
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,475,000	1,538,868
JBS USA LUX SA / JBS USA Finance Inc, 7.2500%, 6/1/21 (144A)	1,907,000	1,920,349
Kraft Heinz Foods Co, 4.0000%, 6/15/23	1,124,000	1,156,814
Mars Inc, 2.7000%, 4/1/25 (144A)	1,642,000	1,633,838
Mars Inc, 3.2000%, 4/1/30 (144A)	2,004,000	2,004,091
Mars Inc, 3.9500%, 4/1/49 (144A)	2,685,000	2,722,955
Mars Inc, 4.2000%, 4/1/59 (144A)	1,714,000	1,762,206
Sysco Corp, 2.5000%, 7/15/21	629,000	623,724
Tenet Healthcare Corp, 6.0000%, 10/1/20	2,508,000	2,595,780
Teva Pharmaceutical Finance Co BV, 3.6500%, 11/10/21	2,004,000	1,964,324
Teva Pharmaceutical Finance IV LLC, 2.2500%, 3/18/20	3,815,000	3,754,207
		89,548,793
Electric – 0.4%
Duke Energy Corp, 1.8000%, 9/1/21	930,000	907,718
Duke Energy Corp, 2.4000%, 8/15/22	1,306,000	1,291,055
NRG Energy Inc, 7.2500%, 5/15/26	3,525,000	3,878,170
NRG Energy Inc, 6.6250%, 1/15/27	1,950,000	2,098,688
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	2,553,000	2,636,024
Southern Co, 2.9500%, 7/1/23	1,972,000	1,966,846
Vistra Operations Co LLC, 5.5000%, 9/1/26 (144A)	1,597,000	1,660,880
Vistra Operations Co LLC, 5.6250%, 2/15/27 (144A)	2,368,000	2,459,760
		16,899,141
Energy – 1.3%
Cheniere Energy Partners LP, 5.6250%, 10/1/26 (144A)	2,107,000	2,159,675
Continental Resources Inc/OK, 5.0000%, 9/15/22	4,439,000	4,472,173
Continental Resources Inc/OK, 4.5000%, 4/15/23	3,628,000	3,758,255
Energy Transfer Operating LP, 4.2500%, 3/15/23	1,660,000	1,703,503
Energy Transfer Operating LP, 5.8750%, 1/15/24	1,589,000	1,738,261
Energy Transfer Operating LP, 5.5000%, 6/1/27	1,185,000	1,285,872
Energy Transfer Operating LP, 4.9500%, 6/15/28	184,000	193,160
Energy Transfer Operating LP, 6.1250%, 12/15/45	1,005,000	1,094,658
Energy Transfer Operating LP, 6.0000%, 6/15/48	3,145,000	3,400,974
EnLink Midstream Partners LP, 4.1500%, 6/1/25	3,556,000	3,422,650
EQM Midstream Partners LP, 4.0000%, 8/1/24	633,000	619,576
EQT Midstream Partners LP, 5.5000%, 7/15/28	3,699,000	3,739,764
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	1,292,000	1,348,343
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	133,000	139,753
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	937,000	968,471
Kinder Morgan Inc/DE, 5.5500%, 6/1/45	842,000	921,523
Kinder Morgan Inc/DE, 5.2000%, 3/1/48	562,000	592,770
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	3,174,000	3,213,675
NGPL PipeCo LLC, 4.8750%, 8/15/27 (144A)	972,000	981,720
NuStar Logistics LP, 5.6250%, 4/28/27	1,764,000	1,761,795
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	4,020,000	4,190,846

Range Resources Corp, 5.7500%, 6/1/21	1,653,000	1,677,795
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Energy – (continued)
Range Resources Corp, 5.8750%, 7/1/22	2,727,000	$2,754,270
Range Resources Corp, 5.0000%, 3/15/23	3,701,000	3,626,980
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
4.7500%, 10/1/23 (144A)	2,721,000	2,737,163
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 9/15/24 (144A)	1,268,000	1,299,700
		53,803,325
Finance Companies – 0.1%
GE Capital International Funding Co Unlimited Co, 4.4180%, 11/15/35	4,238,000	3,927,157
Financial Institutions – 0.1%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	2,938,000	3,017,395
Insurance – 0.4%
Aetna Inc, 2.8000%, 6/15/23	1,262,000	1,239,870
Brown & Brown Inc, 4.5000%, 3/15/29	2,000,000	2,023,319
Centene Corp, 4.7500%, 5/15/22	180,000	182,925
Centene Corp, 6.1250%, 2/15/24	2,096,000	2,196,189
Centene Corp, 5.3750%, 6/1/26 (144A)	5,442,000	5,673,285
Cigna Corp, 3.4000%, 9/17/21 (144A)	600,000	606,401
Cigna Corp, 3.7500%, 7/15/23 (144A)	2,442,000	2,504,932
		14,426,921
Real Estate Investment Trusts (REITs) – 0.3%
Alexandria Real Estate Equities Inc, 2.7500%, 1/15/20	1,345,000	1,342,687
Alexandria Real Estate Equities Inc, 4.6000%, 4/1/22	3,664,000	3,827,667
Reckson Operating Partnership LP, 7.7500%, 3/15/20	3,885,000	4,050,008
Senior Housing Properties Trust, 6.7500%, 4/15/20	214,000	217,729
Senior Housing Properties Trust, 6.7500%, 12/15/21	837,000	882,269
Ventas Realty LP, 3.5000%, 4/15/24	3,997,000	4,046,323
		14,366,683
Technology – 0.8%
Dell International LLC / EMC Corp, 5.8750%, 6/15/21 (144A)	7,363,000	7,501,153
Marvell Technology Group Ltd, 4.2000%, 6/22/23	1,361,000	1,388,290
Marvell Technology Group Ltd, 4.8750%, 6/22/28	1,541,000	1,594,448
Total System Services Inc, 3.8000%, 4/1/21	1,546,000	1,569,890
Total System Services Inc, 4.8000%, 4/1/26	3,189,000	3,352,816
Trimble Inc, 4.7500%, 12/1/24	5,123,000	5,265,721
Trimble Inc, 4.9000%, 6/15/28	6,734,000	6,885,963
Verisk Analytics Inc, 5.8000%, 5/1/21	2,947,000	3,113,784
Verisk Analytics Inc, 4.1250%, 9/12/22	1,671,000	1,728,443
Verisk Analytics Inc, 5.5000%, 6/15/45	1,616,000	1,803,528
		34,204,036
Total Corporate Bonds (cost $521,385,235)		532,098,598
Mortgage-Backed Securities – 11.2%
Fannie Mae Pool:
6.0000%, 2/1/37	96,338	108,931
4.5000%, 9/1/37	2,348,121	2,466,260
4.5000%, 10/1/37	1,221,574	1,283,031
4.5000%, 5/1/38	960,499	1,008,741
4.5000%, 7/1/38	1,909,333	2,005,235
4.5000%, 8/1/38	61,072	64,026
4.5000%, 11/1/38	2,171,039	2,280,087
3.5000%, 10/1/42	1,275,277	1,301,972
4.5000%, 11/1/42	418,065	443,877
3.5000%, 12/1/42	3,010,330	3,068,772
3.0000%, 2/1/43	104,021	104,108
3.5000%, 2/1/43	2,970,942	3,028,586
3.5000%, 2/1/43	1,425,291	1,452,921
3.5000%, 3/1/43	2,059,201	2,099,043
3.5000%, 4/1/43	7,624,384	7,772,406
3.0000%, 5/1/43	733,483	734,090
3.5000%, 11/1/43	4,153,976	4,234,842
3.5000%, 4/1/44	1,487,990	1,523,550
5.0000%, 7/1/44	95,315	103,122
4.5000%, 10/1/44	954,341	1,015,972
3.5000%, 2/1/45	6,657,364	6,786,791
3.5000%, 2/1/45	1,136,013	1,158,091
4.5000%, 3/1/45	1,551,280	1,651,427
4.5000%, 6/1/45	955,330	1,004,489
3.0000%, 10/1/45	1,505,732	1,500,363
3.0000%, 10/1/45	947,353	943,916
3.5000%, 12/1/45	952,976	975,763
3.0000%, 1/1/46	216,748	216,190
4.5000%, 2/1/46	2,471,815	2,612,003

3.0000%, 3/1/46	6,951,139	6,931,086
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.0000%, 3/1/46	4,700,490	$4,686,929
3.5000%, 5/1/46	648,655	660,775
3.5000%, 7/1/46	3,168,135	3,232,037
3.5000%, 7/1/46	1,754,683	1,793,981
3.5000%, 8/1/46	9,959,558	10,145,654
3.5000%, 8/1/46	1,040,842	1,060,291
4.0000%, 10/1/46	102,779	106,214
3.0000%, 11/1/46	1,609,255	1,604,613
3.0000%, 11/1/46	488,617	487,450
3.0000%, 11/1/46	473,800	472,668
3.5000%, 12/1/46	322,249	328,271
3.0000%, 2/1/47	4,377,893	4,382,401
3.0000%, 3/1/47	3,342,591	3,334,149
4.0000%, 5/1/47	679,423	702,227
4.5000%, 5/1/47	337,551	359,156
4.5000%, 5/1/47	283,450	299,052
4.5000%, 5/1/47	281,350	297,628
4.5000%, 5/1/47	206,151	219,344
4.5000%, 5/1/47	197,809	208,697
4.5000%, 5/1/47	167,084	176,751
4.5000%, 5/1/47	97,474	103,113
4.5000%, 5/1/47	70,588	75,106
4.5000%, 5/1/47	64,199	68,308
4.0000%, 6/1/47	340,708	352,132
4.0000%, 6/1/47	172,461	178,234
4.0000%, 6/1/47	170,311	175,916
4.0000%, 6/1/47	81,345	84,075
4.5000%, 6/1/47	1,237,504	1,305,621
4.5000%, 6/1/47	122,930	130,797
4.0000%, 7/1/47	299,923	309,991
4.0000%, 7/1/47	274,827	284,053
4.0000%, 7/1/47	124,090	128,248
4.0000%, 7/1/47	87,131	90,054
4.5000%, 7/1/47	895,947	945,264
4.5000%, 7/1/47	779,728	822,648
4.5000%, 7/1/47	765,552	807,692
3.5000%, 8/1/47	1,517,168	1,544,302
3.5000%, 8/1/47	916,536	931,132
3.5000%, 8/1/47	524,729	537,589
4.0000%, 8/1/47	7,730,613	8,033,407
4.0000%, 8/1/47	1,750,668	1,809,430
4.0000%, 8/1/47	531,933	549,775
4.0000%, 8/1/47	329,216	340,267
4.0000%, 8/1/47	144,812	149,673
4.5000%, 8/1/47	1,045,012	1,102,535
4.5000%, 8/1/47	200,878	211,935
4.0000%, 9/1/47	3,957,535	4,147,377
4.0000%, 9/1/47	158,663	163,989
4.5000%, 9/1/47	1,059,295	1,117,606
4.5000%, 9/1/47	690,706	728,728
4.5000%, 9/1/47	235,333	248,288
4.0000%, 10/1/47	816,801	844,220
4.0000%, 10/1/47	685,551	708,565
4.0000%, 10/1/47	631,243	652,433
4.0000%, 10/1/47	436,209	450,852
4.0000%, 10/1/47	374,054	386,611
4.5000%, 10/1/47	171,044	180,459
4.5000%, 10/1/47	78,874	83,215
4.0000%, 11/1/47	1,838,652	1,907,094
4.0000%, 11/1/47	1,100,922	1,137,310
4.0000%, 11/1/47	917,294	948,086
4.0000%, 11/1/47	365,280	377,543
4.5000%, 11/1/47	822,591	867,873
3.5000%, 12/1/47	3,012,300	3,069,237
3.5000%, 12/1/47	1,398,732	1,423,273
3.5000%, 12/1/47	281,035	288,062
3.5000%, 12/1/47	144,755	148,374
4.0000%, 12/1/47	2,216,644	2,289,908
3.5000%, 1/1/48	2,249,612	2,293,459
3.5000%, 1/1/48	2,058,354	2,098,027
4.0000%, 1/1/48	9,377,243	9,711,153
4.0000%, 1/1/48	7,831,238	8,121,784

4.0000%, 1/1/48	4,201,559	4,337,939
4.0000%, 1/1/48	779,363	814,592
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.0000%, 1/1/48	655,131	$677,194
4.0000%, 1/1/48	488,907	511,058
3.5000%, 3/1/48	1,320,432	1,346,169
3.5000%, 3/1/48	241,353	247,387
4.0000%, 3/1/48	3,317,947	3,440,188
4.0000%, 3/1/48	429,861	449,291
4.5000%, 3/1/48	1,407,511	1,489,176
3.5000%, 4/1/48	2,808,723	2,859,012
3.5000%, 4/1/48	2,486,208	2,538,697
4.0000%, 4/1/48	920,825	962,449
4.5000%, 4/1/48	1,085,637	1,149,796
4.0000%, 5/1/48	4,385,775	4,527,014
4.0000%, 5/1/48	4,184,770	4,316,363
4.5000%, 5/1/48	872,081	920,577
4.5000%, 5/1/48	759,789	802,916
4.0000%, 6/1/48	1,770,785	1,825,996
4.5000%, 6/1/48	846,072	890,932
4.0000%, 10/1/48	738,992	767,387
3.5000%, 11/1/48	4,080,561	4,182,990
3.5000%, 1/1/49	928,326	946,630
4.0000%, 1/1/49	12,668,732	13,045,286
4.5000%, 1/1/49	7,564,492	7,900,421
4.0000%, 2/1/49	1,695,173	1,745,039
4.0000%, 2/1/49	785,131	808,226
4.5000%, 2/1/49	6,751,549	7,051,376
3.5000%, 8/1/56	5,215,242	5,278,038
3.0000%, 2/1/57	3,699,110	3,655,213
3.5000%, 2/1/57	7,833,130	7,927,519
		247,317,673
Freddie Mac Gold Pool:
4.5000%, 5/1/38	3,282,008	3,451,279
4.5000%, 5/1/38	2,055,013	2,154,518
4.5000%, 7/1/38	2,406,261	2,531,206
4.5000%, 8/1/38	1,949,147	2,050,420
4.5000%, 9/1/38	1,595,924	1,678,846
4.5000%, 10/1/38	1,454,552	1,526,557
4.5000%, 10/1/38	344,765	362,679
6.0000%, 4/1/40	1,774,671	2,009,532
3.5000%, 2/1/43	1,145,321	1,166,889
3.5000%, 2/1/44	1,162,340	1,184,175
4.5000%, 5/1/44	46,263	48,864
3.5000%, 12/1/44	8,203,558	8,383,002
3.0000%, 1/1/45	2,578,558	2,577,492
4.0000%, 5/1/46	780,880	810,550
3.5000%, 7/1/46	3,348,634	3,424,977
3.5000%, 7/1/46	1,944,149	1,982,770
3.0000%, 10/1/46	4,026,056	4,015,039
3.5000%, 10/1/46	6,411,894	6,535,479
3.0000%, 12/1/46	4,791,381	4,778,269
3.5000%, 2/1/47	4,025,774	4,103,363
4.0000%, 3/1/47	862,515	896,370
3.0000%, 9/1/47	2,747,882	2,740,364
3.5000%, 9/1/47	5,859,554	5,956,323
3.5000%, 9/1/47	3,338,971	3,393,940
3.5000%, 9/1/47	3,207,311	3,270,535
3.5000%, 9/1/47	1,001,705	1,018,351
3.5000%, 11/1/47	2,555,585	2,601,127
3.5000%, 11/1/47	816,620	834,234
3.5000%, 12/1/47	4,468,488	4,571,229
3.5000%, 12/1/47	1,881,355	1,921,937
3.5000%, 12/1/47	1,825,843	1,862,514
3.5000%, 2/1/48	1,935,926	1,971,626
3.5000%, 2/1/48	1,933,517	1,970,045
3.5000%, 3/1/48	4,700,079	4,801,436
3.5000%, 3/1/48	1,146,253	1,168,845
4.0000%, 3/1/48	2,184,748	2,267,640
3.5000%, 4/1/48	408,281	416,328
4.0000%, 4/1/48	6,158,713	6,355,636
4.0000%, 4/1/48	2,426,592	2,515,041
4.0000%, 5/1/48	4,729,949	4,882,117
4.0000%, 5/1/48	2,946,711	3,041,239
4.0000%, 6/1/48	1,276,765	1,317,711

3.5000%, 8/1/48	4,405,750	4,492,587
4.0000%, 8/1/48	16,749,266	17,284,712
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Gold Pool – (continued)
4.0000%, 8/1/48	5,769,033	$6,034,671
4.5000%, 8/1/48	2,220,557	2,326,787
5.0000%, 9/1/48	362,494	383,993
3.5000%, 11/1/48	5,699,782	5,812,023
4.5000%, 12/1/48	1,862,160	1,969,305
4.0000%, 1/1/49	3,813,835	3,990,831
		156,845,403
Ginnie Mae I Pool:
4.5000%, 9/15/40	632,441	667,140
4.0000%, 1/15/45	8,117,505	8,440,693
4.5000%, 8/15/46	8,355,233	8,813,310
4.0000%, 7/15/47	2,363,338	2,452,709
4.0000%, 8/15/47	493,505	512,129
4.0000%, 11/15/47	1,025,081	1,064,944
4.0000%, 12/15/47	1,273,088	1,322,585
		23,273,510
Ginnie Mae II Pool:
4.5000%, 10/20/41	998,266	1,039,865
4.0000%, 8/20/47	822,015	853,946
4.0000%, 8/20/47	191,998	199,551
4.0000%, 8/20/47	86,387	90,321
4.5000%, 5/20/48	4,277,574	4,511,251
4.5000%, 5/20/48	577,634	609,238
4.5000%, 12/20/48	3,038,564	3,169,807
5.0000%, 12/20/48	34,072,221	35,738,261
4.5000%, 1/20/49	3,628,249	3,772,227
		49,984,467
Total Mortgage-Backed Securities (cost $473,249,915)		477,421,053
United States Treasury Notes/Bonds – 12.4%
2.8750%, 10/31/20	23,250,000	23,441,631
2.5000%, 12/31/20	31,573,000	31,672,899
2.5000%, 2/28/21	2,662,000	2,672,710
2.2500%, 3/31/21	70,058,000	70,036,107
2.8750%, 10/15/21	1,264,000	1,283,503
2.5000%, 1/15/22	679,000	683,827
2.7500%, 5/31/23	9,686,000	9,885,774
2.8750%, 9/30/23	40,782,000	41,892,354
2.8750%, 10/31/23	47,012,000	48,315,849
2.8750%, 11/30/23	19,189,000	19,738,435
2.3750%, 2/29/24	2,469,000	2,486,457
2.8750%, 11/30/25	27,000	27,941
2.2500%, 11/15/27	13,825,000	13,690,530
2.7500%, 2/15/28	3,223,000	3,317,927
2.8750%, 5/15/28	2,193,000	2,280,120
2.8750%, 8/15/28	44,726,500	46,519,054
3.1250%, 11/15/28	78,936,000	83,817,082
2.6250%, 2/15/29	21,343,900	21,759,105
2.2500%, 8/15/46	8,075,000	7,217,662
2.7500%, 8/15/47	823,000	813,227
2.7500%, 11/15/47	27,588,000	27,256,082
3.0000%, 2/15/48	19,399,000	20,119,643
3.1250%, 5/15/48	11,331,000	12,043,171
3.0000%, 8/15/48	3,189,000	3,308,837
3.3750%, 11/15/48	15,354,000	17,127,507
3.0000%, 2/15/49	14,978,000	15,549,621
Total United States Treasury Notes/Bonds (cost $507,370,587)		526,957,055
Common Stocks – 58.9%
Aerospace & Defense – 3.5%
Boeing Co	244,996	93,446,374
General Dynamics Corp	335,635	56,816,293
		150,262,667
Air Freight & Logistics – 0.5%
United Parcel Service Inc	197,498	22,068,427
Airlines – 0.5%
Delta Air Lines Inc	375,577	19,398,552
Automobiles – 0.8%
General Motors Co	897,464	33,295,914
Banks – 2.4%
Bank of America Corp	1,026,190	28,312,582

US Bancorp	1,499,813	72,275,988
		100,588,570
Biotechnology – 0.7%
AbbVie Inc	382,944	30,861,457
Shares or Principal Amounts		Value
Common Stocks – (continued)
Capital Markets – 2.8%
Blackstone Group LP	698,305	$24,419,726
CME Group Inc	200,434	32,987,428
Morgan Stanley	640,827	27,042,899
TD Ameritrade Holding Corp	712,393	35,612,526
		120,062,579
Chemicals – 1.3%
LyondellBasell Industries NV	636,934	53,553,411
Consumer Finance – 1.4%
American Express Co	218,643	23,897,680
Synchrony Financial	1,166,621	37,215,210
		61,112,890
Electronic Equipment, Instruments & Components – 0.5%
Corning Inc	657,497	21,763,151
Entertainment – 0.7%
Walt Disney Co	277,446	30,804,829
Equity Real Estate Investment Trusts (REITs) – 1.1%
Crown Castle International Corp	185,378	23,728,384
MGM Growth Properties LLC	365,617	11,791,148
Outfront Media Inc	509,525	11,922,885
		47,442,417
Food & Staples Retailing – 3.2%
Costco Wholesale Corp	293,029	70,954,042
Kroger Co	981,693	24,149,648
Sysco Corp	609,302	40,677,002
		135,780,692
Food Products – 0.5%
Hershey Co	191,269	21,963,419
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	573,691	45,860,859
Medtronic PLC	361,560	32,930,885
		78,791,744
Health Care Providers & Services – 1.2%
UnitedHealth Group Inc	201,207	49,750,443
Hotels, Restaurants & Leisure – 3.0%
Hilton Worldwide Holdings Inc	302,522	25,142,603
McDonald's Corp	417,349	79,254,575
Norwegian Cruise Line Holdings Ltd*	241,395	13,267,069
Six Flags Entertainment Corp	221,215	10,916,960
		128,581,207
Household Products – 0.4%
Clorox Co	99,031	15,890,514
Industrial Conglomerates – 0.5%
Honeywell International Inc	133,524	21,219,634
Information Technology Services – 3.9%
Accenture PLC	297,007	52,279,172
Mastercard Inc	484,351	114,040,443
		166,319,615
Insurance – 0.6%
Progressive Corp	357,424	25,766,696
Interactive Media & Services – 2.2%
Alphabet Inc - Class C*	80,834	94,843,341
Internet & Direct Marketing Retail – 0.7%
Amazon.com Inc*	17,791	31,681,323
Leisure Products – 0.4%
Hasbro Inc	211,773	18,004,940
Machinery – 1.3%
Deere & Co	151,281	24,180,755
Parker-Hannifin Corp	76,735	13,169,261
Stanley Black & Decker Inc	126,979	17,290,730
		54,640,746
Media – 1.3%
Comcast Corp	1,425,690	56,999,086
Oil, Gas & Consumable Fuels – 1.3%
Anadarko Petroleum Corp	531,486	24,171,983
Suncor Energy Inc	962,136	31,194,219
		55,366,202
Personal Products – 0.7%
Estee Lauder Cos Inc	167,446	27,720,685

Pharmaceuticals – 3.7%
Allergan PLC	159,083	23,291,342
Bristol-Myers Squibb Co	286,418	13,665,003
Eli Lilly & Co	395,838	51,363,939
Shares or Principal Amounts		Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
Merck & Co Inc	817,846	$68,020,252
		156,340,536
Real Estate Management & Development – 0.6%
CBRE Group Inc*	510,525	25,245,461
Road & Rail – 1.4%
CSX Corp	811,098	60,686,352
Semiconductor & Semiconductor Equipment – 2.9%
Intel Corp	1,017,943	54,663,539
Lam Research Corp	167,376	29,961,978
NVIDIA Corp	45,974	8,255,091
Texas Instruments Inc	303,363	32,177,713
		125,058,321
Software – 5.1%
Adobe Inc*	209,911	55,939,182
Microsoft Corp	1,243,900	146,705,566
salesforce.com Inc*	85,113	13,479,346
		216,124,094
Specialty Retail – 1.6%
Home Depot Inc	348,391	66,852,749
Technology Hardware, Storage & Peripherals – 1.7%
Apple Inc	390,472	74,170,156
Textiles, Apparel & Luxury Goods – 0.9%
NIKE Inc	458,711	38,628,053
Tobacco – 1.7%
Altria Group Inc	1,263,432	72,558,900
Total Common Stocks (cost $1,787,415,869)		2,510,199,773
Investment Companies – 1.4%
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº,£ (cost $61,982,961)	61,982,961	61,982,961
Total Investments (total cost $3,530,716,554) – 100.6%		4,287,636,528
Liabilities, net of Cash, Receivables and Other Assets – (0.6)%		(25,238,349)
Net Assets – 100%		$4,262,398,179

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,183,654,581	97.6%
Canada	44,311,303	1.0
Cayman Islands	38,442,232	0.9
United Kingdom	11,418,823	0.3
Israel	5,718,531	0.1
Belgium	4,091,058	0.1

Total	$4,287,636,528	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/19
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº	$234,774	$-	$-	$61,982,961

	Share Balance at 12/31/18	Purchases	Sales	Share Balance at 3/31/19
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº	36,969,146	273,402,815	(248,389,000)	61,982,961

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2019 is $207,338,250, which represents 4.9% of net assets.

*	Non-income producing security.

(a)

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2019.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted and Illiquid Securities (as of March 31, 2019)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 1.0000%, 3.4855%, 11/25/50	11/29/17	$772,000	$769,804	0.0%
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 0.8000%, 3.2855%, 11/25/50	11/29/17 - 03/23/18	3,919,815	3,907,532	0.1
Mello Warehouse Securitization Trust 2018-1, ICE LIBOR USD 1 Month + 0.8500%, 3.3355%, 11/25/51	10/23/18	6,593,000	6,592,422	0.2
Station Place Securitization Trust 2018-7, ICE LIBOR USD 1 Month + 0.8500%, 3.3311%, 9/24/19	8/20/18	5,910,000	5,910,000	0.1
Total		$17,194,815	$17,179,758	0.4%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2019. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2019.

Valuation Inputs Summary

	Level 2 -	Level 3 -
Level 1 -	Other Significant	Significant
Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$153,129,928	$-
Bank Loans and Mezzanine Loans	-	25,847,160	-
Corporate Bonds	-	532,098,598	-
Mortgage-Backed Securities	-	477,421,053	-
United States Treasury Notes/Bonds	-	526,957,055	-
Common Stocks	2,510,199,773	-	-
Investment Companies	-	61,982,961	-
Total Assets	$2,510,199,773	$1,777,436,755	$-

Organization and Significant Accounting Policies

Janus Henderson VIT Balanced Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2019 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Loans

The Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Portfolio’s total assets. Below are descriptions of the types of loans held by the Portfolio as of March 31, 2019.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’

mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Sovereign Debt

The Portfolio may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

The Portfolio may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Portfolio will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Portfolio may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the security, the Portfolio could suffer a loss.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Portfolio may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Portfolio has committed to purchase prior to the time delivery of the securities is made. Because the Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio’s other investments. If the other party to a transaction fails to deliver the securities, the Portfolio could miss a favorable price or yield opportunity. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Portfolio has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Portfolio could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Portfolio will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Portfolio may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital Management LLC (“Janus Capital”) has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2019 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Enterprise Portfolio

Schedule of Investments (unaudited)

March 31, 2019

Shares		Value
Common Stocks – 94.2%
Aerospace & Defense – 3.9%
Harris Corp	105,294	$16,816,505
HEICO Corp	192,482	16,180,037
Teledyne Technologies Inc*	88,061	20,871,338
		53,867,880
Airlines – 0.6%
Ryanair Holdings PLC (ADR)*	104,113	7,802,228
Auto Components – 0.4%
Visteon Corp*	80,376	5,413,324
Banks – 0.4%
SVB Financial Group*	26,896	5,980,595
Biotechnology – 2.7%
Alkermes PLC*	98,759	3,603,716
Celgene Corp*	157,065	14,817,512
Neurocrine Biosciences Inc*	128,843	11,351,068
Sage Therapeutics Inc*	22,623	3,598,188
Sarepta Therapeutics Inc*	38,225	4,556,038
		37,926,522
Capital Markets – 4.9%
Cboe Global Markets Inc	84,590	8,073,270
LPL Financial Holdings Inc	319,066	22,222,947
MSCI Inc	52,672	10,473,300
TD Ameritrade Holding Corp	540,679	27,028,543
		67,798,060
Commercial Services & Supplies – 2.6%
Cimpress NV*	145,113	11,627,905
Edenred	251,829	11,459,098
Ritchie Bros Auctioneers Inc	377,759	12,843,806
		35,930,809
Consumer Finance – 0.5%
Synchrony Financial	233,256	7,440,866
Containers & Packaging – 1.5%
Sealed Air Corp	451,026	20,774,258
Diversified Consumer Services – 1.7%
frontdoor Inc*	181,704	6,254,252
ServiceMaster Global Holdings Inc*	363,409	16,971,200
		23,225,452
Electrical Equipment – 2.2%
AMETEK Inc	56,145	4,658,351
Sensata Technologies Holding PLC*	581,594	26,183,362
		30,841,713
Electronic Equipment, Instruments & Components – 5.2%
Belden Inc	126,193	6,776,564
Dolby Laboratories Inc	157,507	9,918,216
Flex Ltd*	1,103,036	11,030,360
National Instruments Corp	424,583	18,834,502
TE Connectivity Ltd	313,876	25,345,487
		71,905,129
Entertainment – 0.5%
Liberty Media Corp-Liberty Formula One*	184,442	6,464,692
Equity Real Estate Investment Trusts (REITs) – 3.7%
Crown Castle International Corp	207,128	26,512,384
Lamar Advertising Co	314,915	24,960,163
		51,472,547
Health Care Equipment & Supplies – 8.4%
Boston Scientific Corp*	733,376	28,146,971
Cooper Cos Inc	93,802	27,781,338
ICU Medical Inc*	55,143	13,197,374
STERIS PLC	188,883	24,182,690
Teleflex Inc	39,161	11,832,888
Varian Medical Systems Inc*	81,922	11,609,986
		116,751,247
Hotels, Restaurants & Leisure – 3.1%
Aramark	333,527	9,855,723
Dunkin' Brands Group Inc	245,287	18,421,054
Norwegian Cruise Line Holdings Ltd*	254,860	14,007,106
		42,283,883
Industrial Conglomerates – 1.1%
Carlisle Cos Inc	123,208	15,107,765

Shares		Value
Common Stocks – (continued)
Information Technology Services – 10.8%
Amdocs Ltd	325,474	$17,611,398
Broadridge Financial Solutions Inc	192,145	19,923,515
Euronet Worldwide Inc*	45,657	6,510,232
Fidelity National Information Services Inc	188,370	21,304,647
Gartner Inc*	84,597	12,831,673
Global Payments Inc	216,278	29,526,273
GoDaddy Inc*	198,100	14,895,139
WEX Inc*	138,445	26,580,055
		149,182,932
Insurance – 4.9%
Aon PLC	163,736	27,949,735
Intact Financial Corp	233,355	19,748,378
WR Berkley Corp	238,380	20,195,554
		67,893,667
Internet & Direct Marketing Retail – 0.5%
Wayfair Inc*	44,803	6,651,005
Life Sciences Tools & Services – 5.1%
IQVIA Holdings Inc*	131,859	18,967,917
PerkinElmer Inc	286,676	27,624,099
Waters Corp*	93,314	23,488,067
		70,080,083
Machinery – 2.7%
Middleby Corp*	79,613	10,352,078
Rexnord Corp*	561,124	14,106,657
Wabtec Corp	183,704	13,542,659
		38,001,394
Media – 0.7%
Omnicom Group Inc	131,359	9,587,893
Pharmaceuticals – 1.1%
Catalent Inc*	297,473	12,074,429
Elanco Animal Health Inc*	103,188	3,309,239
		15,383,668
Professional Services – 4.3%
CoStar Group Inc*	53,172	24,800,484
IHS Markit Ltd*	204,021	11,094,662
Verisk Analytics Inc	172,072	22,885,576
		58,780,722
Road & Rail – 0.8%
Lyft Inc*	17,567	1,375,320
Old Dominion Freight Line Inc	71,430	10,313,778
		11,689,098
Semiconductor & Semiconductor Equipment – 6.7%
KLA-Tencor Corp	152,971	18,266,267
Lam Research Corp	91,546	16,387,649
Microchip Technology Inc	316,623	26,267,044
ON Semiconductor Corp*	980,693	20,172,855
Xilinx Inc	87,791	11,131,021
		92,224,836
Software – 10.0%
Atlassian Corp PLC*	186,257	20,933,424
Constellation Software Inc/Canada	36,314	30,778,031
Intuit Inc	38,480	10,059,057
Nice Ltd (ADR)*	246,748	30,229,097
SS&C Technologies Holdings Inc	488,553	31,115,941
Ultimate Software Group Inc*	47,946	15,828,413
		138,943,963
Specialty Retail – 0.5%
Williams-Sonoma Inc	111,577	6,278,438
Textiles, Apparel & Luxury Goods – 2.2%
Carter's Inc	54,021	5,444,777
Gildan Activewear Inc	503,751	18,119,923
Lululemon Athletica Inc*	41,470	6,795,689
		30,360,389
Trading Companies & Distributors – 0.5%
Ferguson PLC	102,952	6,547,701
Total Common Stocks (cost $756,149,461)		1,302,592,759
Preferred Stocks – 0.1%
Electronic Equipment, Instruments & Components – 0.1%
Belden Inc, 6.7500%, 7/15/19 (cost $1,200,000)	12,000	872,400

Shares		Value
Investment Companies – 5.7%
Money Markets – 5.7%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº,£ (cost $79,195,473)	79,195,473	$79,195,473
Total Investments (total cost $836,544,934) – 100.0%		1,382,660,632
Liabilities, net of Cash, Receivables and Other Assets – (0)%		(305,486)
Net Assets – 100%		$1,382,355,146

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,224,198,946	88.5%
Canada	81,490,138	5.9
Israel	30,229,097	2.2
Australia	20,933,424	1.5
France	11,459,098	0.8
Ireland	7,802,228	0.6
United Kingdom	6,547,701	0.5

Total	$1,382,660,632	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/19
Investment Companies - 5.7%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.4088%ºº	$23,552∆	$-	$-	$-
Money Markets - 5.7%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº	388,874	-	-	79,195,473
Total Affiliated Investments - 5.7%	$412,426	$-	$-	$79,195,473

	Share Balance at 12/31/18	Purchases	Sales	Share Balance at 3/31/19
Investment Companies - 5.7%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.4088%ºº	2,758,029	49,658,649	(52,416,678)	-
Money Markets - 5.7%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº	63,166,325	50,088,149	(34,059,001)	79,195,473

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc:
Canadian Dollar	4/11/19	(3,288,000)	$2,497,199	$35,850
Canadian Dollar	4/11/19	(980,000)	730,111	(3,502)
Euro	4/11/19	(230,000)	261,929	3,744

				36,092
Citibank NA:
Canadian Dollar	4/11/19	(5,799,000)	4,403,340	62,294
Euro	4/11/19	(5,405,000)	6,156,453	89,100

				151,394
Credit Suisse International:
Canadian Dollar	4/17/19	(7,246,000)	5,499,247	74,060
HSBC Securities (USA) Inc:
Canadian Dollar	5/7/19	(7,105,000)	5,315,408	(7,146)
Euro	5/7/19	(5,379,000)	6,089,189	36,601

				29,455
JPMorgan Chase & Co:
Euro	4/11/19	(5,121,000)	5,832,041	83,491
Total				$374,492

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2019

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 35,143,109

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2019.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2019.

Valuation Inputs Summary

	Level 2 -	Level 3 -
Level 1 -	Other Significant	Significant

	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$1,302,592,759	$-	$-
Preferred Stocks	-	872,400	-
Investment Companies	-	79,195,473	-
Total Investments in Securities	$1,302,592,759	$80,067,873	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	385,140	-
Total Assets	$1,302,592,759	$80,453,013	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$10,648	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson VIT Enterprise Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2019 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $18,385,374 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended March 31, 2019 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's Management LLC's (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

There were no securities on loan as of March 31, 2019.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2019 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Flexible Bond Portfolio

Schedule of Investments (unaudited)

March 31, 2019

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 11.7%
Angel Oak Mortgage Trust I LLC 2018-2,
ICE LIBOR USD 12 Month + 0.7600%, 3.6740%, 7/27/48 (144A)‡	$331,378	$332,698
Applebee's Funding LLC / IHOP Funding LLC, 4.2770%, 9/5/44 (144A)	3,314,050	3,328,488
Arroyo Mortgage Trust 2018-1,
ICE LIBOR USD 12 Month + 0.8500%, 3.7630%, 4/25/48 (144A)‡	537,023	542,893
Atrium IX, ICE LIBOR USD 3 Month + 1.2400%, 3.8689%, 5/28/30 (144A)‡	944,700	944,267
BAMLL Commercial Mortgage Securities Trust 2018-DSNY,
ICE LIBOR USD 1 Month + 0.8500%, 3.3338%, 9/15/34 (144A)‡	1,413,000	1,405,909
BBCMS 2018-TALL Mortgage Trust,
ICE LIBOR USD 1 Month + 0.7220%, 3.2058%, 3/15/37 (144A)‡	3,084,000	3,055,022
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	1,447,000	1,545,180
Bean Creek CLO Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.7810%, 4/20/31 (144A)‡	1,321,000	1,303,126
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 3.2338%, 11/15/33 (144A)‡	1,884,138	1,879,419
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	696,000	707,238
Carlyle Global Market Strategies CLO 2014-2R Ltd,
ICE LIBOR USD 3 Month + 1.0500%, 3.7338%, 5/15/31 (144A)‡	1,027,615	1,015,597
Carlyle Global Market Strategies CLO 2016-1 Ltd,
ICE LIBOR USD 3 Month + 1.4500%, 4.2110%, 4/20/27 (144A)‡	869,000	859,813
Carlyle Global Market Strategies CLO 2016-2 Ltd,
ICE LIBOR USD 3 Month + 1.5000%, 4.2873%, 7/15/27 (144A)‡	547,000	541,947
CARLYLE US CLO 2018-1 LTD,
ICE LIBOR USD 3 Month + 1.0200%, 3.7810%, 4/20/31 (144A)‡	1,161,000	1,148,113
Cenovus Energy Inc, 5.7000%, 10/15/19	15,000	15,215
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	563,000	573,148
CSMLT 2015-2 Trust, 3.5000%, 8/25/45 (144A)‡	756,068	758,161
DB Master Finance LLC, 3.7870%, 5/20/49 (144A)	581,000	582,569
DB Master Finance LLC, 4.0210%, 5/20/49 (144A)	235,000	236,057
DB Master Finance LLC, 4.3520%, 5/20/49 (144A)	465,000	467,909
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	1,590,000	1,640,552
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	1,400,000	1,447,237
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	508,000	514,184
Drive Auto Receivables Trust 2019-1, 4.0900%, 6/15/26	220,000	224,694
Dryden 41 Senior Loan Fund,
ICE LIBOR USD 3 Month + 0.9700%, 3.7573%, 4/15/31 (144A)‡	1,292,000	1,273,802
Dryden 55 CLO Ltd,
ICE LIBOR USD 3 Month + 1.0200%, 3.8073%, 4/15/31 (144A)‡	771,000	763,396
Dryden 64 CLO Ltd,
ICE LIBOR USD 3 Month + 0.9700%, 3.7503%, 4/18/31 (144A)‡	1,913,000	1,884,156
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 3.0000%, 5.4855%, 7/25/24‡	2,285,190	2,425,945
Fannie Mae REMICS, 3.0000%, 5/25/48	2,171,766	2,160,660
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 0.3500%, 2.8378%, 10/20/48‡	441,465	438,998
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 0.4000%, 2.8878%, 2/20/49‡	1,665,779	1,662,353
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 0.5000%, 2.9878%, 2/20/49‡	694,096	693,464
Government National Mortgage Association - Class FQ,
ICE LIBOR USD 1 Month + 0.4500%, 2.9378%, 2/20/49‡	1,526,451	1,525,671
Government National Mortgage Association - Class QF,
ICE LIBOR USD 1 Month + 0.4500%, 2.9378%, 2/20/49‡	1,365,386	1,366,039
JP Morgan Mortgage Trust 2018-8, 4.0000%, 1/25/49 (144A)‡	432,808	432,858
LCM XIV LP, ICE LIBOR USD 3 Month + 1.0400%, 3.8158%, 7/20/31 (144A)‡	537,053	532,621
LCM XVIII LP, ICE LIBOR USD 3 Month + 1.0200%, 3.7810%, 4/20/31 (144A)‡	1,128,000	1,114,478
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 0.8000%, 3.2855%, 11/25/50 (144A)‡,§	2,069,000	2,062,419
loanDepot Station Place Agency Securitization Trust 2017-1,
ICE LIBOR USD 1 Month + 1.0000%, 3.4855%, 11/25/50 (144A)‡,§	414,000	412,822
Magnetite VIII Ltd,
ICE LIBOR USD 3 Month + 0.9800%, 3.7673%, 4/15/31 (144A)‡	960,000	951,068
Magnetite XV Ltd, ICE LIBOR USD 3 Month + 1.0100%, 3.7806%, 7/25/31 (144A)‡	1,260,941	1,247,052
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 0.8500%, 3.3355%, 11/25/51 (144A)‡,§	2,658,000	2,657,767
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	627,637	645,834
Octagon Investment Partners 36 Ltd,
ICE LIBOR USD 3 Month + 0.9700%, 3.7573%, 4/15/31 (144A)‡	953,000	938,346

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Octagon Loan Funding Ltd,
ICE LIBOR USD 3 Month + 1.1800%, 3.8629%, 11/18/31 (144A)‡	$936,323	$928,589
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	254,000	256,941
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	252,000	257,540
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	1,868,000	1,888,758
Santander Drive Auto Receivables Trust 2018-1, 4.3700%, 5/15/25 (144A)	2,500,000	2,497,858
Sequoia Mortgage Trust 2018-7 A19, 4.0000%, 9/25/48 (144A)‡	435,174	437,418
Sequoia Mortgage Trust 2018-7 A4, 4.0000%, 9/25/48 (144A)‡	548,847	558,145
Sequoia Mortgage Trust 2018-CH2, 4.0000%, 6/25/48 (144A)‡	1,593,798	1,614,125
Sequoia Mortgage Trust 2018-CH3, 4.0000%, 8/25/48 (144A)‡	715,987	725,179
Sequoia Mortgage Trust 2019-1, 4.0000%, 2/25/49 (144A)‡	311,665	315,590
Sounds Point CLO IV-R LTD,
ICE LIBOR USD 3 Month + 1.1500%, 3.9303%, 4/18/31 (144A)‡	1,269,000	1,254,703
Station Place Securitization Trust 2018-7,
ICE LIBOR USD 1 Month + 0.8500%, 3.3311%, 9/24/19 (144A)‡,§	2,541,000	2,541,000
Towd Point Mortgage Trust 2015-3, 3.5000%, 3/25/54 (144A)‡	36,418	36,374
Towd Point Mortgage Trust 2018-3, 3.7500%, 5/25/58 (144A)‡	521,719	527,750
Towd Point Mortgage Trust 2018-4, 3.0000%, 6/25/58 (144A)‡	861,227	851,946
Voya CLO 2015-2 Ltd,
ICE LIBOR USD 3 Month + 1.5000%, 4.2724%, 7/23/27 (144A)‡	250,000	247,196
Voya CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 0.9500%, 3.7110%, 4/19/31 (144A)‡	1,376,000	1,352,796
Voya CLO 2018-2 Ltd,
ICE LIBOR USD 3 Month + 1.0000%, 3.7831%, 7/15/31 (144A)‡	640,093	631,589
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, 5.8758%, 5/15/46‡	167,479	168,470
Wells Fargo Mortgage Backed Securities 2018-1, 3.5000%, 7/25/47 (144A)‡	324,730	320,354
Wells Fargo Mortgage Backed Securities 2019-1 Trust,
4.0000%, 11/25/48 (144A)‡	692,367	702,022
WinWater Mortgage Loan Trust 2015-5, 3.5000%, 8/20/45 (144A)‡	2,348,766	2,347,682
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $70,745,320)		70,721,210
Bank Loans and Mezzanine Loans – 1.8%
Capital Goods – 0.1%
HD Supply Inc, ICE LIBOR USD 1 Month + 1.7500%, 4.2486%, 10/17/23‡	822,865	812,168
Consumer Cyclical – 0.3%
KFC Holding Co, ICE LIBOR USD 1 Month + 1.7500%, 4.2318%, 4/3/25‡	2,199,188	2,181,771
Consumer Non-Cyclical – 0.7%
Aramark Services Inc, ICE LIBOR USD 1 Month + 1.7500%, 4.2486%, 3/28/24‡	977,240	968,386
Moffett Towers Phase II, ICE LIBOR USD 3 Month + 2.8000%, 5.2840%, 6/15/21‡	3,052,384	3,034,254
		4,002,640
Electric – 0.7%
NRG Energy Inc, ICE LIBOR USD 1 Month + 1.7500%, 4.2486%, 6/30/23(a),‡	1,543,290	1,523,829
Vistra Operations Co LLC, ICE LIBOR USD 1 Month + 2.0000%, 4.4986%, 8/4/23‡	2,654,694	2,621,855
		4,145,684
Total Bank Loans and Mezzanine Loans (cost $11,265,500)		11,142,263
Corporate Bonds – 31.7%
Banking – 3.8%
Bank of America Corp, 2.5030%, 10/21/22	4,410,000	4,355,757
Bank of America Corp, ICE LIBOR USD 3 Month + 1.2100%, 3.9740%, 2/7/30‡	1,686,000	1,720,162
Bank of Montreal, 3.3000%, 2/5/24	1,681,000	1,699,344
Citizens Financial Group Inc, 3.7500%, 7/1/24	613,000	608,300
Citizens Financial Group Inc, 4.3500%, 8/1/25	427,000	437,034
Citizens Financial Group Inc, 4.3000%, 12/3/25	1,435,000	1,470,565
Goldman Sachs Capital I, 6.3450%, 2/15/34	2,366,000	2,848,518
JPMorgan Chase & Co, 2.2950%, 8/15/21	2,144,000	2,119,532
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	2,660,000	2,751,364
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3300%, 4.4520%, 12/5/29‡	584,000	623,537
Morgan Stanley, 3.9500%, 4/23/27	1,526,000	1,528,782
Morgan Stanley, ICE LIBOR USD 3 Month + 1.6280%, 4.4310%, 1/23/30‡	1,232,000	1,300,371
SVB Financial Group, 5.3750%, 9/15/20	1,360,000	1,407,509
Synchrony Financial, 4.3750%, 3/19/24	312,000	316,185
		23,186,960
Basic Industry – 2.5%
Allegheny Technologies Inc, 5.9500%, 1/15/21	2,062,000	2,113,550
Freeport-McMoRan Inc, 3.5500%, 3/1/22	1,106,000	1,093,557
Freeport-McMoRan Inc, 3.8750%, 3/15/23	1,745,000	1,719,889
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	2,870,000	2,883,606
Georgia-Pacific LLC, 3.6000%, 3/1/25 (144A)	1,106,000	1,135,823
Nutrien Ltd, 4.2000%, 4/1/29	281,000	288,950
Nutrien Ltd, 5.0000%, 4/1/49	341,000	354,382
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	1,564,000	1,620,956
Teck Resources Ltd, 8.5000%, 6/1/24 (144A)	1,400,000	1,501,101
WRKCo Inc, 4.6500%, 3/15/26	343,000	364,100
WRKCo Inc, 3.3750%, 9/15/27	101,000	97,554
WRKCo Inc, 4.0000%, 3/15/28	215,000	217,692

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Basic Industry – (continued)
WRKCo Inc, 4.9000%, 3/15/29	$1,422,000	$1,543,188
		14,934,348
Brokerage – 1.4%
Cboe Global Markets Inc, 3.6500%, 1/12/27	1,805,000	1,828,292
E*TRADE Financial Corp, 2.9500%, 8/24/22	1,801,000	1,797,536
E*TRADE Financial Corp, 3.8000%, 8/24/27	1,680,000	1,632,541
E*TRADE Financial Corp, 4.5000%, 6/20/28	446,000	453,484
Raymond James Financial Inc, 5.6250%, 4/1/24	841,000	931,084
Raymond James Financial Inc, 4.9500%, 7/15/46	1,675,000	1,774,752
		8,417,689
Capital Goods – 1.9%
Ball Corp, 4.3750%, 12/15/20	1,174,000	1,191,610
Boeing Co, 2.2500%, 6/15/26	291,000	275,530
Boeing Co, 3.2500%, 3/1/28	262,000	263,342
Boeing Co, 3.2000%, 3/1/29	903,000	902,605
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	2,760,000	2,829,000
Martin Marietta Materials Inc, 4.2500%, 7/2/24	811,000	841,334
Masonite International Corp, 5.6250%, 3/15/23 (144A)	473,000	483,642
Northrop Grumman Corp, 2.5500%, 10/15/22	1,920,000	1,902,044
Wabtec Corp, 4.4000%, 3/15/24	411,000	418,045
Wabtec Corp, 4.9500%, 9/15/28	2,419,000	2,454,066
		11,561,218
Communications – 5.6%
AT&T Inc, 4.3500%, 3/1/29	1,502,000	1,534,940
AT&T Inc, 4.8500%, 3/1/39	941,000	945,933
AT&T Inc, 4.7500%, 5/15/46	1,086,000	1,065,342
BellSouth LLC, 4.3330%, 4/26/19 (144A)	3,393,000	3,396,698
CCO Holdings LLC / CCO Holdings Capital Corp, 5.2500%, 3/15/21	1,318,000	1,323,773
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.9080%, 7/23/25	1,079,000	1,137,809
Charter Communications Operating LLC / Charter Communications Operating Capital,
5.0500%, 3/30/29	2,372,000	2,500,077
Comcast Corp, 3.1500%, 3/1/26	735,000	731,835
Comcast Corp, 4.1500%, 10/15/28	245,000	258,302
Comcast Corp, 4.2500%, 10/15/30	984,000	1,046,548
Comcast Corp, 4.6000%, 10/15/38	800,000	857,704
Comcast Corp, 4.9500%, 10/15/58	824,000	910,577
Crown Castle International Corp, 5.2500%, 1/15/23	1,177,000	1,264,338
Crown Castle International Corp, 3.2000%, 9/1/24	1,096,000	1,088,254
Crown Castle International Corp, 4.3000%, 2/15/29	482,000	497,177
Crown Castle International Corp, 5.2000%, 2/15/49	580,000	611,436
CSC Holdings LLC, 6.5000%, 2/1/29 (144A)	1,805,000	1,921,197
Fox Corp, 4.0300%, 1/25/24 (144A)	566,000	587,327
T-Mobile USA Inc, 6.3750%, 3/1/25	1,332,000	1,387,012
UBM PLC, 5.7500%, 11/3/20 (144A)	1,726,000	1,784,772
Verizon Communications Inc, 2.6250%, 8/15/26	1,552,000	1,481,269
Verizon Communications Inc, 4.3290%, 9/21/28	2,402,000	2,546,660
Verizon Communications Inc, 3.8750%, 2/8/29	491,000	504,793
Verizon Communications Inc, 4.8620%, 8/21/46	479,000	511,946
Verizon Communications Inc, 4.5220%, 9/15/48	353,000	362,756
Verizon Communications Inc, 5.0120%, 8/21/54	718,000	769,540
Viacom Inc, 5.8500%, 9/1/43	1,551,000	1,687,272
Warner Media LLC, 3.6000%, 7/15/25	1,055,000	1,054,383
		33,769,670
Consumer Cyclical – 1.5%
General Motors Co, 5.0000%, 10/1/28	1,242,000	1,239,932
General Motors Financial Co Inc, 4.3500%, 1/17/27	598,000	581,665
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	1,507,000	1,567,235
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	1,081,000	1,079,919
MDC Holdings Inc, 5.5000%, 1/15/24	1,101,000	1,131,277
MGM Resorts International, 6.7500%, 10/1/20	1,869,000	1,960,114
MGM Resorts International, 6.6250%, 12/15/21	783,000	836,831
MGM Resorts International, 7.7500%, 3/15/22	281,000	310,505
Target Corp, 3.3750%, 4/15/29	404,000	409,537
		9,117,015
Consumer Non-Cyclical – 4.7%
AbbVie Inc, 3.7500%, 11/14/23	1,176,000	1,207,794
Allergan Finance LLC, 3.2500%, 10/1/22	958,000	958,590
Allergan Funding SCS, 3.4500%, 3/15/22	1,770,000	1,785,476
Allergan Funding SCS, 3.8000%, 3/15/25	1,089,000	1,103,600
Allergan Inc/United States, 2.8000%, 3/15/23	75,000	73,528

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – (continued)
Anheuser-Busch InBev Worldwide Inc, 4.7500%, 1/23/29	$1,483,000	$1,579,136
Becton Dickinson and Co, 2.8940%, 6/6/22	908,000	903,227
Boston Scientific Corp, 3.7500%, 3/1/26	704,000	718,493
Boston Scientific Corp, 4.0000%, 3/1/29	366,000	377,825
Boston Scientific Corp, 4.7000%, 3/1/49	587,000	625,468
Campbell Soup Co, 3.9500%, 3/15/25	797,000	802,574
Campbell Soup Co, 4.1500%, 3/15/28	1,224,000	1,220,454
Campbell Soup Co, 4.8000%, 3/15/48	2,810,000	2,623,224
CVS Health Corp, 4.7500%, 12/1/22	759,000	798,595
CVS Health Corp, 4.1000%, 3/25/25	2,020,000	2,075,079
CVS Health Corp, 4.3000%, 3/25/28	1,098,000	1,113,588
Elanco Animal Health Inc, 3.9120%, 8/27/21 (144A)	244,000	248,106
Elanco Animal Health Inc, 4.2720%, 8/28/23 (144A)	621,000	640,321
Elanco Animal Health Inc, 4.9000%, 8/28/28 (144A)	579,000	615,249
General Mills Inc, 4.2000%, 4/17/28	1,505,000	1,564,865
GlaxoSmithKline Capital PLC, 3.3750%, 6/1/29	1,710,000	1,725,426
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,034,000	1,078,772
Life Technologies Corp, 6.0000%, 3/1/20	1,195,000	1,227,316
Mars Inc, 2.7000%, 4/1/25 (144A)	589,000	586,072
Mars Inc, 3.2000%, 4/1/30 (144A)	719,000	719,033
Mars Inc, 3.9500%, 4/1/49 (144A)	964,000	977,627
Mars Inc, 4.2000%, 4/1/59 (144A)	615,000	632,297
Newell Brands Inc, 5.0000%, 11/15/23	184,000	184,612
Teva Pharmaceutical Finance Co BV, 3.6500%, 11/10/21	471,000	461,675
		28,628,022
Electric – 1.2%
Duke Energy Corp, 2.4000%, 8/15/22	813,000	803,697
NRG Energy Inc, 7.2500%, 5/15/26	1,530,000	1,683,291
NRG Energy Inc, 6.6250%, 1/15/27	349,000	375,611
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	1,336,000	1,379,447
Southern Co, 2.9500%, 7/1/23	1,222,000	1,218,806
Vistra Operations Co LLC, 5.5000%, 9/1/26 (144A)	611,000	635,440
Vistra Operations Co LLC, 5.6250%, 2/15/27 (144A)	908,000	943,185
		7,039,477
Energy – 3.5%
Cheniere Energy Partners LP, 5.6250%, 10/1/26 (144A)	880,000	902,000
Continental Resources Inc/OK, 5.0000%, 9/15/22	2,091,000	2,106,626
Continental Resources Inc/OK, 4.5000%, 4/15/23	1,754,000	1,816,973
Energy Transfer Operating LP, 4.2500%, 3/15/23	943,000	967,713
Energy Transfer Operating LP, 5.8750%, 1/15/24	1,015,000	1,110,343
Energy Transfer Operating LP, 5.5000%, 6/1/27	106,000	115,023
Energy Transfer Operating LP, 4.9500%, 6/15/28	172,000	180,563
Energy Transfer Operating LP, 6.1250%, 12/15/45	403,000	438,952
Energy Transfer Operating LP, 6.0000%, 6/15/48	1,383,000	1,495,564
EnLink Midstream Partners LP, 4.1500%, 6/1/25	1,527,000	1,469,737
EQM Midstream Partners LP, 4.0000%, 8/1/24	282,000	276,020
EQT Midstream Partners LP, 5.5000%, 7/15/28	1,680,000	1,698,514
Kinder Morgan Energy Partners LP, 5.0000%, 10/1/21	728,000	759,748
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	84,000	88,265
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	378,000	390,696
Kinder Morgan Inc/DE, 5.5500%, 6/1/45	376,000	411,511
Kinder Morgan Inc/DE, 5.2000%, 3/1/48	250,000	263,688
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	1,356,000	1,372,950
NGPL PipeCo LLC, 4.8750%, 8/15/27 (144A)	608,000	614,080
NuStar Logistics LP, 5.6250%, 4/28/27	1,029,000	1,027,714
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	1,928,000	2,009,938
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
4.7500%, 10/1/23 (144A)	1,042,000	1,048,189
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 9/15/24 (144A)	485,000	497,125
		21,061,932
Finance Companies – 0.2%
GE Capital International Funding Co Unlimited Co, 4.4180%, 11/15/35	1,519,000	1,407,587
Financial Institutions – 0.4%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	2,121,000	2,178,317
Insurance – 0.7%
Aetna Inc, 2.8000%, 6/15/23	804,000	789,902
Brown & Brown Inc, 4.5000%, 3/15/29	707,000	715,243
Centene Corp, 4.7500%, 5/15/22	124,000	126,015
Centene Corp, 6.1250%, 2/15/24	1,068,000	1,119,050
Cigna Corp, 3.4000%, 9/17/21 (144A)	250,000	252,667
Cigna Corp, 3.7500%, 7/15/23 (144A)	1,019,000	1,045,260
		4,048,137

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Real Estate Investment Trusts (REITs) – 0.8%
Alexandria Real Estate Equities Inc, 2.7500%, 1/15/20	$439,000	$438,245
Alexandria Real Estate Equities Inc, 4.6000%, 4/1/22	2,162,000	2,258,574
Reckson Operating Partnership LP, 7.7500%, 3/15/20	1,681,000	1,752,397
Senior Housing Properties Trust, 6.7500%, 4/15/20	119,000	121,074
Senior Housing Properties Trust, 6.7500%, 12/15/21	487,000	513,339
		5,083,629
Technology – 3.5%
Cadence Design Systems Inc, 4.3750%, 10/15/24	2,887,000	2,970,298
Fidelity National Information Services Inc, 3.6250%, 10/15/20	508,000	513,400
Fidelity National Information Services Inc, 4.5000%, 10/15/22	601,000	627,333
Marvell Technology Group Ltd, 4.2000%, 6/22/23	619,000	631,412
Marvell Technology Group Ltd, 4.8750%, 6/22/28	700,000	724,279
Total System Services Inc, 3.8000%, 4/1/21	963,000	977,881
Total System Services Inc, 4.8000%, 4/1/26	2,691,000	2,829,234
Trimble Inc, 4.7500%, 12/1/24	3,448,000	3,544,058
Trimble Inc, 4.9000%, 6/15/28	3,140,000	3,210,859
Verisk Analytics Inc, 5.8000%, 5/1/21	2,506,000	2,647,826
Verisk Analytics Inc, 4.1250%, 9/12/22	1,053,000	1,089,199
Verisk Analytics Inc, 5.5000%, 6/15/45	969,000	1,081,447
		20,847,226
Total Corporate Bonds (cost $187,227,432)		191,281,227
Mortgage-Backed Securities – 28.0%
Fannie Mae Pool:
6.0000%, 2/1/37	131,424	148,604
4.5000%, 5/1/38	825,909	867,391
3.5000%, 10/1/42	659,111	672,908
4.5000%, 11/1/42	331,533	352,002
3.5000%, 12/1/42	1,516,310	1,545,748
3.0000%, 2/1/43	53,396	53,440
3.5000%, 2/1/43	2,072,784	2,113,001
3.5000%, 2/1/43	521,189	531,292
3.5000%, 3/1/43	1,547,881	1,577,830
3.5000%, 4/1/43	751,300	765,886
3.0000%, 5/1/43	264,783	265,003
3.5000%, 11/1/43	1,696	1,729
3.5000%, 4/1/44	776,431	794,986
5.0000%, 7/1/44	921,768	997,270
4.5000%, 10/1/44	667,249	710,341
3.5000%, 2/1/45	2,721,698	2,774,611
4.5000%, 3/1/45	1,084,455	1,154,465
4.5000%, 6/1/45	638,741	671,609
3.0000%, 10/1/45	510,397	508,577
3.0000%, 10/1/45	320,957	319,793
3.5000%, 12/1/45	667,842	683,812
4.5000%, 2/1/46	1,292,124	1,365,407
3.0000%, 3/1/46	3,886	3,875
3.0000%, 3/1/46	2,730	2,722
3.5000%, 7/1/46	1,317,870	1,347,385
4.0000%, 10/1/46	50,804	52,502
3.0000%, 11/1/46	286,982	286,296
3.0000%, 11/1/46	279,115	278,448
3.0000%, 2/1/47	1,997,745	1,999,802
4.0000%, 5/1/47	414,999	428,927
4.5000%, 5/1/47	219,557	233,610
4.5000%, 5/1/47	183,982	194,109
4.5000%, 5/1/47	183,442	194,055
4.5000%, 5/1/47	133,387	141,924
4.5000%, 5/1/47	129,573	136,706
4.5000%, 5/1/47	108,253	114,516
4.5000%, 5/1/47	63,268	66,928
4.5000%, 5/1/47	45,256	48,153
4.5000%, 5/1/47	42,227	44,930
4.0000%, 6/1/47	221,962	229,405
4.0000%, 6/1/47	111,784	115,525
4.0000%, 6/1/47	110,544	114,182
4.0000%, 6/1/47	53,793	55,599
4.5000%, 6/1/47	786,540	829,835
4.5000%, 6/1/47	79,386	84,466
4.0000%, 7/1/47	191,823	198,263
4.0000%, 7/1/47	178,942	184,948
4.0000%, 7/1/47	80,647	83,349
4.0000%, 7/1/47	55,727	57,596
4.5000%, 7/1/47	569,471	600,817

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 7/1/47	$495,382	$522,650
4.5000%, 7/1/47	490,910	517,933
3.5000%, 8/1/47	585,254	594,575
4.0000%, 8/1/47	1,851,305	1,923,818
4.0000%, 8/1/47	1,021,953	1,056,255
4.0000%, 8/1/47	340,173	351,583
4.0000%, 8/1/47	211,355	218,450
4.0000%, 8/1/47	89,941	92,960
4.5000%, 8/1/47	675,694	712,888
4.5000%, 8/1/47	167,605	176,831
4.0000%, 9/1/47	85,676	88,553
4.5000%, 9/1/47	594,402	627,122
4.5000%, 9/1/47	425,996	449,447
4.5000%, 9/1/47	394,035	415,726
4.0000%, 10/1/47	451,287	466,436
4.0000%, 10/1/47	384,838	397,757
4.0000%, 10/1/47	371,556	384,029
4.0000%, 10/1/47	235,957	243,878
4.0000%, 10/1/47	207,048	213,999
4.5000%, 10/1/47	105,145	110,932
4.5000%, 10/1/47	48,253	50,909
4.0000%, 11/1/47	876,801	909,439
4.0000%, 11/1/47	557,575	576,293
4.0000%, 11/1/47	553,839	572,144
4.0000%, 11/1/47	176,046	181,956
4.5000%, 11/1/47	501,291	528,886
3.5000%, 12/1/47	3,251,878	3,310,044
3.5000%, 12/1/47	1,087,675	1,108,234
3.5000%, 12/1/47	232,521	236,601
4.0000%, 12/1/47	1,114,489	1,151,325
3.5000%, 1/1/48	1,605,007	1,633,708
3.5000%, 1/1/48	808,719	824,481
3.5000%, 1/1/48	341,545	348,128
4.0000%, 1/1/48	2,640,251	2,738,206
4.0000%, 1/1/48	2,543,780	2,634,360
4.0000%, 1/1/48	2,111,266	2,179,797
4.0000%, 1/1/48	1,133,356	1,184,587
4.0000%, 1/1/48	236,769	244,743
4.0000%, 1/1/48	210,230	219,755
3.5000%, 3/1/48	467,079	476,183
4.0000%, 3/1/48	1,118,684	1,159,899
4.0000%, 3/1/48	185,201	193,572
4.5000%, 3/1/48	655,938	693,996
3.5000%, 4/1/48	1,102,193	1,121,928
4.0000%, 4/1/48	397,200	415,155
4.5000%, 4/1/48	505,790	535,681
4.0000%, 5/1/48	2,044,713	2,110,561
4.0000%, 5/1/48	1,715,391	1,769,333
4.5000%, 5/1/48	406,335	428,931
4.5000%, 5/1/48	354,074	374,172
4.0000%, 6/1/48	825,366	851,100
4.5000%, 6/1/48	394,641	415,565
4.0000%, 7/1/48	4,804,035	4,953,820
4.0000%, 10/1/48	176,969	183,769
3.5000%, 1/1/49	1,188,891	1,212,333
4.0000%, 1/1/49	2,010,563	2,070,323
4.0000%, 2/1/49	278,915	287,119
4.5000%, 2/1/49	4,448,960	4,645,164
4.5000%, 2/1/49	2,361,105	2,465,959
4.5000%, 2/1/49	185,722	193,913
3.5000%, 8/1/56	3,060,507	3,097,358
3.0000%, 2/1/57	1,881,860	1,859,528
3.5000%, 2/1/57	3,461,229	3,502,936
		92,222,294
Freddie Mac Gold Pool:
4.5000%, 5/1/38	1,765,870	1,851,375
4.5000%, 11/1/38	992,632	1,041,772
6.0000%, 4/1/40	217,605	246,403
3.5000%, 2/1/43	595,985	607,209
3.5000%, 2/1/44	837,104	852,830
4.5000%, 5/1/44	637,606	673,455
3.0000%, 1/1/45	1,104,762	1,104,306
4.0000%, 2/1/46	586,638	607,684
4.0000%, 5/1/46	387,661	402,391

Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Gold Pool – (continued)
3.5000%, 7/1/46	$2,524,216	$2,581,764
3.5000%, 7/1/46	689,150	702,840
3.0000%, 10/1/46	2,395,576	2,389,021
3.0000%, 12/1/46	4,332,407	4,320,551
3.5000%, 2/1/47	1,834,552	1,869,909
4.0000%, 3/1/47	206,380	214,481
3.0000%, 9/1/47	4,845,680	4,832,423
3.5000%, 9/1/47	2,101,052	2,142,469
3.5000%, 9/1/47	607,221	617,312
3.5000%, 11/1/47	921,544	937,966
3.5000%, 12/1/47	2,452,285	2,508,668
3.5000%, 12/1/47	646,564	659,550
3.5000%, 2/1/48	322,343	328,287
3.5000%, 2/1/48	321,305	327,375
3.5000%, 3/1/48	698,931	712,706
4.0000%, 3/1/48	736,296	764,232
3.5000%, 4/1/48	230,585	235,130
4.0000%, 4/1/48	2,524,426	2,605,144
4.0000%, 4/1/48	882,309	914,469
4.0000%, 5/1/48	2,319,083	2,393,690
4.0000%, 5/1/48	1,207,998	1,246,750
4.0000%, 6/1/48	586,699	605,515
4.5000%, 7/1/48	1,021,422	1,070,323
3.5000%, 8/1/48	2,716,449	2,769,990
4.0000%, 8/1/48	2,488,141	2,602,708
4.5000%, 8/1/48	757,370	793,602
5.0000%, 9/1/48	144,636	153,214
3.5000%, 11/1/48	3,466,087	3,534,341
4.0000%, 1/1/49	913,256	955,639
		53,177,494
Ginnie Mae I Pool:
4.5000%, 9/15/40	537,948	567,464
4.5000%, 5/15/41	375,911	395,269
4.0000%, 1/15/45	3,058,964	3,180,752
4.5000%, 8/15/46	3,508,469	3,700,822
4.0000%, 7/15/47	1,505,553	1,562,487
4.0000%, 8/15/47	314,886	326,769
4.0000%, 11/15/47	479,188	497,823
4.0000%, 12/15/47	624,900	649,196
		10,880,582
Ginnie Mae II Pool:
4.0000%, 8/20/47	306,367	318,268
4.0000%, 8/20/47	59,942	62,672
4.0000%, 8/20/47	45,692	47,490
4.5000%, 5/20/48	1,563,876	1,649,308
4.5000%, 5/20/48	282,912	298,391
4.5000%, 12/20/48	1,616,131	1,685,935
5.0000%, 12/20/48	5,705,644	5,984,634
4.5000%, 1/20/49	2,357,067	2,450,601
		12,497,299
Total Mortgage-Backed Securities (cost $168,273,917)		168,777,669
United States Treasury Notes/Bonds – 25.6%
2.5000%, 2/28/21	13,772,000	13,822,338
2.2500%, 3/31/21	10,905,000	10,901,592
2.8750%, 9/30/23	6,402,000	6,576,304
2.8750%, 10/31/23	13,327,000	13,696,616
2.8750%, 11/30/23	9,648,000	9,924,249
2.6250%, 12/31/23	6,138,000	6,245,415
2.3750%, 2/29/24	8,681,000	8,742,377
2.6250%, 3/31/25	1,025,000	1,044,339
2.8750%, 11/30/25	12,000	12,418
2.7500%, 2/15/28	1,708,000	1,758,306
2.8750%, 8/15/28	14,768,000	15,359,874
3.1250%, 11/15/28	21,897,000	23,251,022
2.6250%, 2/15/29	10,462,700	10,666,232
3.6250%, 2/15/44	1,689,000	1,947,034
3.0000%, 5/15/47	2,702,000	2,806,597
2.7500%, 8/15/47	3,846,000	3,800,329
2.7500%, 11/15/47	5,917,000	5,845,811
3.0000%, 2/15/48	5,679,000	5,889,966
3.1250%, 5/15/48	2,940,000	3,124,784
3.0000%, 8/15/48	2,624,000	2,722,605
3.3750%, 11/15/48	272,000	303,418

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds – (continued)
3.0000%, 2/15/49	$6,050,000	$6,280,893
Total United States Treasury Notes/Bonds (cost $149,104,069)		154,722,519
Investment Companies – 0.7%
Money Markets – 0.7%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº,£ (cost $3,962,000)	3,962,000	3,962,000
Total Investments (total cost $590,578,238) – 99.5%		600,606,888
Cash, Receivables and Other Assets, net of Liabilities – 0.5%		3,174,344
Net Assets – 100%		$603,781,232

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$570,884,785	95.0%
Cayman Islands	18,932,655	3.2
United Kingdom	4,889,645	0.8
Canada	3,858,992	0.6
Belgium	1,579,136	0.3
Israel	461,675	0.1

Total	$600,606,888	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/19
Investment Companies - 0.7%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.4088%ºº	$1,307∆	$-	$-	$-
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº	45,282	-	-	3,962,000
Total Affiliated Investments - 0.7%	$46,589	$-	$-	$3,962,000

	Share Balance at 12/31/18	Purchases	Sales	Share Balance at 3/31/19
Investment Companies - 0.7%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.4088%ºº	-	659,000	(659,000)	-
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº	3,199,600	108,276,809	(107,514,409)	3,962,000

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2019 is $88,421,294, which represents 14.6% of net assets.

(a)

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2019. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2019.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of March 31, 2019)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 1.0000%, 3.4855%, 11/25/50	11/29/17	$414,000	$412,822	0.1%
loanDepot Station Place Agency Securitization Trust 2017-1, ICE LIBOR USD 1 Month + 0.8000%, 3.2855%, 11/25/50	11/29/17 - 03/23/18	2,069,253	2,062,419	0.4
Mello Warehouse Securitization Trust 2018-1, ICE LIBOR USD 1 Month + 0.8500%, 3.3355%, 11/25/51	10/23/18	2,658,000	2,657,767	0.4
Station Place Securitization Trust 2018-7, ICE LIBOR USD 1 Month + 0.8500%, 3.3311%, 9/24/19	8/20/18	2,541,000	2,541,000	0.4
Total		$7,682,253	$7,674,008	1.3%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2019. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$70,721,210	$-
Bank Loans and Mezzanine Loans	-	11,142,263	-
Corporate Bonds	-	191,281,227	-
Mortgage-Backed Securities	-	168,777,669	-
United States Treasury Notes/Bonds	-	154,722,519	-
Investment Companies	-	3,962,000	-
Total Assets	$-	$600,606,888	$-

Organization and Significant Accounting Policies

Janus Henderson VIT Flexible Bond Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2019 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The Portfolio may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer.

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital Management LLC ("Janus Capital") believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Loans

The Portfolio may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of the Portfolio’s total assets. Below are descriptions of the types of loans held by the Portfolio as of March 31, 2019.

• Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Portfolio’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Portfolio may invest in obligations of borrowers who are in bankruptcy proceedings. While the Portfolio generally expects to invest in fully funded term loans, certain of the loans in which the Portfolio may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Portfolio may receive fees such as covenant waiver fees or prepayment penalty fees. The Portfolio may pay fees such as facility fees. Such fees may affect the Portfolio’s return.

• Mezzanine Loans - Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The Portfolio may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae and Freddie Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Portfolio may also purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact your return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage- and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

There were no securities on loan as of March 31, 2019.

Sovereign Debt

The Portfolio may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Portfolio may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Portfolio’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Portfolio may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Portfolio invests in non-U.S. sovereign debt, it may be subject to currency risk.

TBA Commitments

The Portfolio may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Portfolio will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the purchase and sale of identical securities, the characteristics of the security delivered to the Portfolio may be less favorable than the security delivered to the dealer. If the counterparty to a transaction fails to deliver the security, the Portfolio could suffer a loss.

When-Issued, Delayed Delivery and Forward Commitment Transactions

The Portfolio may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Portfolio has committed to purchase prior to the time delivery of the securities is made. Because the Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio’s other investments. If the other party to a transaction fails to deliver the securities, the Portfolio could miss a favorable price or yield opportunity. If the Portfolio remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Portfolio has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Portfolio could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Portfolio will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Portfolio may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital Management LLC (“Janus Capital”) has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any other events or transactions occurred subsequent to March 31, 2019 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Forty Portfolio

Schedule of Investments (unaudited)

March 31, 2019

Shares		Value
Common Stocks – 97.6%
Aerospace & Defense – 5.3%
Boeing Co	62,550	$23,857,821
Harris Corp	124,040	19,810,428
		43,668,249
Banks – 2.0%
Bank of America Corp	605,176	16,696,806
Capital Markets – 5.0%
Charles Schwab Corp	363,897	15,560,236
Intercontinental Exchange Inc	334,285	25,452,460
		41,012,696
Chemicals – 4.0%
Air Products & Chemicals Inc	76,619	14,631,164
Sherwin-Williams Co	41,967	18,075,607
		32,706,771
Construction Materials – 1.4%
Vulcan Materials Co	97,030	11,488,352
Electronic Equipment, Instruments & Components – 0.5%
Cognex Corp	87,715	4,461,185
Entertainment – 6.3%
Live Nation Entertainment Inc*	151,779	9,644,038
Netflix Inc*	61,192	21,818,619
Walt Disney Co	184,010	20,430,630
		51,893,287
Equity Real Estate Investment Trusts (REITs) – 2.7%
American Tower Corp	112,448	22,159,003
Health Care Equipment & Supplies – 8.2%
Abbott Laboratories	143,648	11,483,221
Boston Scientific Corp*	568,449	21,817,073
Edwards Lifesciences Corp*	56,931	10,892,608
Intuitive Surgical Inc*	41,356	23,596,906
		67,789,808
Health Care Providers & Services – 1.8%
Humana Inc	56,234	14,958,244
Information Technology Services – 9.9%
Mastercard Inc	218,544	51,456,185
Pagseguro Digital Ltd*	241,349	7,204,268
PayPal Holdings Inc*	224,635	23,326,098
		81,986,551
Interactive Media & Services – 8.5%
Alphabet Inc - Class C*	48,187	56,538,289
Facebook Inc*	79,485	13,249,355
		69,787,644
Internet & Direct Marketing Retail – 6.2%
Alibaba Group Holding Ltd (ADR)*	60,526	11,042,969
Amazon.com Inc*	22,679	40,385,629
		51,428,598
Pharmaceuticals – 6.4%
Allergan PLC	141,011	20,645,420
Merck & Co Inc	201,874	16,789,861
Zoetis Inc	150,402	15,140,969
		52,576,250
Professional Services – 1.2%
CoStar Group Inc*	21,347	9,956,668
Road & Rail – 1.0%
Union Pacific Corp	51,268	8,572,010
Semiconductor & Semiconductor Equipment – 6.6%
ASML Holding NV	84,173	15,828,733
NVIDIA Corp	80,574	14,467,867
Texas Instruments Inc	225,865	23,957,500
		54,254,100
Software – 15.0%
Adobe Inc*	59,840	15,946,762
Intuit Inc	52,605	13,751,473
Microsoft Corp	489,782	57,764,889
salesforce.com Inc*	227,248	35,989,266
		123,452,390
Specialty Retail – 2.3%
Home Depot Inc	100,860	19,354,025

Shares		Value
Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – 1.5%
Apple Inc	65,088	$12,363,466
Textiles, Apparel & Luxury Goods – 1.8%
NIKE Inc	174,486	14,693,466
Total Common Stocks (cost $524,709,037)		805,259,569
Investment Companies – 2.8%
Money Markets – 2.8%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº,£ (cost $22,964,927)	22,964,927	22,964,927
Total Investments (total cost $547,673,964) – 100.4%		828,224,496
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(3,393,585)
Net Assets – 100%		$824,830,911

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$794,148,526	95.9%
Netherlands	15,828,733	1.9
China	11,042,969	1.3
Brazil	7,204,268	0.9

Total	$828,224,496	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/19
Investment Companies - 2.8%
Money Markets - 2.8%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº	$125,506	$-	$-	$22,964,927

	Share Balance at 12/31/18	Purchases	Sales	Share Balance at 3/31/19
Investment Companies - 2.8%
Money Markets - 2.8%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº	25,348,887	47,582,040	(49,966,000)	22,964,927

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2019.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$805,259,569	$-	$-
Investment Companies	-	22,964,927	-
Total Assets	$805,259,569	$22,964,927	$-

Organization and Significant Accounting Policies

Janus Henderson VIT Forty Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as nondiversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2019 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital Management LLC (“Janus Capital”) has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2019 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Global Research Portfolio

Schedule of Investments (unaudited)

March 31, 2019

Shares		Value
Common Stocks – 99.1%
Aerospace & Defense – 3.9%
Boeing Co	19,418	$7,406,414
L3 Technologies Inc	39,889	8,231,893
Safran SA	90,366	12,390,636
		28,028,943
Airlines – 0.6%
Ryanair Holdings PLC (ADR)*	55,425	4,153,550
Automobiles – 0.8%
Isuzu Motors Ltd	434,300	5,698,693
Banks – 6.4%
BNP Paribas SA	77,765	3,716,511
CaixaBank SA	1,010,352	3,154,871
China Construction Bank Corp	5,143,000	4,409,390
HDFC Bank Ltd	289,540	9,693,064
JPMorgan Chase & Co	122,973	12,448,557
Mitsubishi UFJ Financial Group Inc	527,500	2,618,220
Wells Fargo & Co	191,807	9,268,114
		45,308,727
Beverages – 2.8%
Constellation Brands Inc	57,636	10,105,320
Pernod Ricard SA	54,024	9,694,969
		19,800,289
Biotechnology – 1.8%
AbbVie Inc	81,629	6,578,481
Neurocrine Biosciences Inc*	53,286	4,694,497
Sarepta Therapeutics Inc*	12,824	1,528,493
		12,801,471
Capital Markets – 4.0%
Blackstone Group LP	151,705	5,305,124
Intercontinental Exchange Inc	89,607	6,822,677
London Stock Exchange Group PLC	110,065	6,809,459
TD Ameritrade Holding Corp	134,518	6,724,555
UBS Group AG*	231,646	2,808,606
		28,470,421
Chemicals – 1.1%
Air Products & Chemicals Inc	40,817	7,794,414
Construction Materials – 0.6%
Vulcan Materials Co	36,182	4,283,949
Consumer Finance – 1.0%
Synchrony Financial	226,731	7,232,719
Electrical Equipment – 0.8%
Sensata Technologies Holding PLC*	121,815	5,484,111
Electronic Equipment, Instruments & Components – 2.1%
Hexagon AB	145,251	7,578,666
Keyence Corp	11,800	7,344,518
		14,923,184
Energy Equipment & Services – 0.2%
Halliburton Co	51,040	1,495,472
Entertainment – 2.1%
Netflix Inc*	20,533	7,321,247
Walt Disney Co	71,667	7,957,187
		15,278,434
Equity Real Estate Investment Trusts (REITs) – 1.7%
American Tower Corp	36,011	7,096,328
Invitation Homes Inc	219,332	5,336,348
		12,432,676
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	102,878	8,224,067
Boston Scientific Corp*	160,667	6,166,399
		14,390,466
Health Care Providers & Services – 1.6%
Humana Inc	18,772	4,993,352
UnitedHealth Group Inc	24,505	6,059,106
		11,052,458
Hotels, Restaurants & Leisure – 4.0%
GVC Holdings PLC	536,868	3,908,028
McDonald's Corp	44,248	8,402,695
Merlin Entertainments PLC	1,040,145	4,649,926
Norwegian Cruise Line Holdings Ltd*	90,185	4,956,568

Shares		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
Starbucks Corp	92,105	$6,847,086
		28,764,303
Household Durables – 0.7%
Sony Corp	111,500	4,673,924
Independent Power and Renewable Electricity Producers – 2.1%
NRG Energy Inc	209,547	8,901,557
Vistra Energy Corp	220,480	5,739,094
		14,640,651
Industrial Conglomerates – 0.7%
Siemens AG	47,664	5,128,967
Information Technology Services – 5.4%
Amdocs Ltd	96,724	5,233,736
GoDaddy Inc*	79,238	5,957,905
Mastercard Inc	58,693	13,819,267
Visa Inc	83,191	12,993,602
		38,004,510
Insurance – 4.3%
AIA Group Ltd	1,107,000	11,021,065
NN Group NV	136,624	5,674,406
Progressive Corp	141,542	10,203,763
Prudential PLC	189,366	3,791,364
		30,690,598
Interactive Media & Services – 4.1%
Alphabet Inc - Class C*	18,791	22,047,668
Tencent Holdings Ltd	151,500	6,967,336
		29,015,004
Internet & Direct Marketing Retail – 3.8%
Alibaba Group Holding Ltd (ADR)*	41,249	7,525,880
Amazon.com Inc*	10,936	19,474,282
		27,000,162
Life Sciences Tools & Services – 1.1%
Thermo Fisher Scientific Inc	28,420	7,779,122
Machinery – 2.9%
Illinois Tool Works Inc	42,492	6,098,877
Parker-Hannifin Corp	46,655	8,006,931
SMC Corp/Japan	17,400	6,521,271
		20,627,079
Metals & Mining – 1.8%
Rio Tinto PLC	127,506	7,406,981
Teck Resources Ltd	226,040	5,230,622
		12,637,603
Multi-Utilities – 0.5%
National Grid PLC	305,012	3,379,269
Oil, Gas & Consumable Fuels – 6.4%
Cabot Oil & Gas Corp	193,816	5,058,598
Canadian Natural Resources Ltd	156,557	4,298,815
Enterprise Products Partners LP	276,905	8,057,936
EOG Resources Inc	47,774	4,547,129
Marathon Petroleum Corp	72,867	4,361,090
Occidental Petroleum Corp	62,020	4,105,724
Suncor Energy Inc	232,838	7,546,934
TOTAL SA	128,980	7,163,787
		45,140,013
Personal Products – 3.0%
Estee Lauder Cos Inc	57,348	9,493,961
Unilever NV	197,677	11,480,422
		20,974,383
Pharmaceuticals – 5.9%
AstraZeneca PLC	86,635	6,921,278
Bristol-Myers Squibb Co	100,620	4,800,580
Catalent Inc*	101,952	4,138,232
Elanco Animal Health Inc*	23,034	738,700
Eli Lilly & Co	32,437	4,209,025
Merck & Co Inc	115,606	9,614,951
Sanofi	73,583	6,498,492
Takeda Pharmaceutical Co Ltd	130,850	5,338,623
		42,259,881
Road & Rail – 1.2%
CSX Corp	117,361	8,780,950
Semiconductor & Semiconductor Equipment – 4.6%
ASML Holding NV	65,554	12,293,489
Microchip Technology Inc	41,638	3,454,288
Taiwan Semiconductor Manufacturing Co Ltd	1,034,000	8,236,972

Shares		Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Texas Instruments Inc	84,869	$9,002,055
		32,986,804
Software – 7.7%
Adobe Inc*	37,684	10,042,409
Constellation Software Inc/Canada	6,945	5,886,254
Microsoft Corp	97,377	11,484,643
salesforce.com Inc*	56,352	8,924,466
SS&C Technologies Holdings Inc	121,267	7,723,495
Ultimate Software Group Inc*	31,334	10,344,293
		54,405,560
Technology Hardware, Storage & Peripherals – 0.7%
Samsung Electronics Co Ltd	125,435	4,934,513
Textiles, Apparel & Luxury Goods – 1.9%
Cie Financiere Richemont SA	77,486	5,646,243
NIKE Inc	95,390	8,032,792
		13,679,035
Tobacco – 1.7%
British American Tobacco PLC	290,484	12,081,907
Trading Companies & Distributors – 1.1%
Ferguson PLC	118,148	7,514,159
Total Common Stocks (cost $542,840,874)		703,728,374
Investment Companies – 0.7%
Money Markets – 0.7%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº,£ (cost $4,885,793)	4,885,793	4,885,793
Total Investments (total cost $547,726,667) – 99.8%		708,614,167
Cash, Receivables and Other Assets, net of Liabilities – 0.2%		1,461,100
Net Assets – 100%		$710,075,267

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$446,822,087	63.1%
United Kingdom	56,462,371	8.0
France	39,464,395	5.6
Japan	32,195,249	4.5
Netherlands	29,448,317	4.1
Canada	22,962,625	3.2
China	18,902,606	2.7
Hong Kong	11,021,065	1.5
India	9,693,064	1.4
Switzerland	8,454,849	1.2
Taiwan	8,236,972	1.2
Sweden	7,578,666	1.1
Germany	5,128,967	0.7
South Korea	4,934,513	0.7
Ireland	4,153,550	0.6
Spain	3,154,871	0.4

Total	$708,614,167	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/19
Investment Companies - 0.7%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.4088%ºº	$5,981∆	$-	$-	$-
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº	21,784	-	-	4,885,793

Total Affiliated Investments - 0.7%	$27,765	$-	$-	$4,885,793

	Share Balance at 12/31/18	Purchases	Sales	Share Balance at 3/31/19
Investment Companies - 0.7%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.4088%ºº	6,501	8,013,007	(8,019,508)	-
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº	1,243,000	21,680,793	(18,038,000)	4,885,793

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2019.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$703,728,374	$-	$-
Investment Companies	-	4,885,793	-
Total Assets	$703,728,374	$4,885,793	$-

Organization and Significant Accounting Policies

Janus Henderson VIT Global Research Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2019 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $193,848,067 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

There were no securities on loan as of March 31, 2019.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2019 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Global Technology Portfolio

Schedule of Investments (unaudited)

March 31, 2019

Shares		Value
Common Stocks – 98.2%
Aerospace & Defense – 0.4%
Axon Enterprise Inc*	31,678	$1,723,600
Automobiles – 0.3%
Tesla Inc*	4,865	1,361,519
Electronic Equipment, Instruments & Components – 4.7%
Amphenol Corp	122,413	11,560,684
Cognex Corp	40,421	2,055,812
National Instruments Corp	65,025	2,884,509
TE Connectivity Ltd	70,325	5,678,744
		22,179,749
Entertainment – 3.1%
Liberty Media Corp-Liberty Formula One*	49,072	1,719,974
Netflix Inc*	16,084	5,734,911
Ubisoft Entertainment SA*	26,487	2,357,622
Walt Disney Co	43,619	4,843,017
		14,655,524
Equity Real Estate Investment Trusts (REITs) – 4.4%
American Tower Corp	37,741	7,437,241
Crown Castle International Corp	57,440	7,352,320
Equinix Inc	13,534	6,133,067
		20,922,628
Household Durables – 0.9%
Sony Corp	101,300	4,246,354
Information Technology Services – 12.9%
Amdocs Ltd	72,550	3,925,680
Black Knight Inc*	45,262	2,466,779
Gartner Inc*	79,423	12,046,881
Global Payments Inc	18,850	2,573,402
GoDaddy Inc*	63,346	4,762,986
InterXion Holding NV*	48,139	3,212,315
Mastercard Inc	66,498	15,656,954
Okta Inc*	56,606	4,683,014
WEX Inc*	9,439	1,812,194
Wix.com Ltd*	16,056	1,940,046
Worldpay Inc*,ž	62,587	7,001,744
Worldpay Inc*	6,455	732,642
		60,814,637
Interactive Media & Services – 9.9%
Alphabet Inc - Class C*	25,529	29,953,431
Facebook Inc*	27,602	4,600,977
Tencent Holdings Ltd	260,100	11,961,744
		46,516,152
Internet & Direct Marketing Retail – 9.3%
Alibaba Group Holding Ltd (ADR)*	110,593	20,177,693
Amazon.com Inc*	8,024	14,288,738
Etsy Inc*	47,198	3,172,649
MakeMyTrip Ltd*	54,129	1,493,960
MercadoLibre Inc*	9,728	4,939,197
		44,072,237
Media – 0.6%
Liberty Broadband Corp*	28,789	2,641,103
Professional Services – 0.8%
CoStar Group Inc*	8,392	3,914,197
Real Estate Management & Development – 0.2%
Redfin Corp*,#	49,273	998,764
Road & Rail – 0.1%
Lyft Inc*	6,038	472,715
Semiconductor & Semiconductor Equipment – 16.6%
ASML Holding NV	55,414	10,391,912
Lam Research Corp	52,461	9,391,044
Microchip Technology Inc	115,209	9,557,739
Micron Technology Inc*	103,279	4,268,521
NVIDIA Corp	50,062	8,989,133
ON Semiconductor Corp*	138,857	2,856,288
Taiwan Semiconductor Manufacturing Co Ltd	1,718,000	13,685,800
Texas Instruments Inc	146,112	15,498,100
Xilinx Inc	27,968	3,546,063
		78,184,600

Shares		Value
Common Stocks – (continued)
Software – 28.5%
Adobe Inc*	55,830	$14,878,137
Atlassian Corp PLC*	24,239	2,724,221
Autodesk Inc*	24,453	3,810,266
Avalara Inc*	22,986	1,282,389
Blackbaud Inc	33,854	2,699,179
Cadence Design Systems Inc*	159,014	10,098,979
Constellation Software Inc/Canada	4,352	3,688,550
Coupa Software Inc*	12,417	1,129,699
Guidewire Software Inc*	17,930	1,742,079
Instructure Inc*	46,060	2,170,347
Intuit Inc	21,882	5,720,174
Microsoft Corp	292,046	34,443,905
Nice Ltd (ADR)*	22,729	2,784,530
RealPage Inc*	24,472	1,485,206
SailPoint Technologies Holding Inc*	122,186	3,509,182
salesforce.com Inc*	99,392	15,740,711
ServiceNow Inc*	18,271	4,503,619
SS&C Technologies Holdings Inc	53,154	3,385,378
Tyler Technologies Inc*	16,439	3,360,132
Ultimate Software Group Inc*	24,159	7,975,611
Zendesk Inc*	90,322	7,677,370
		134,809,664
Technology Hardware, Storage & Peripherals – 4.8%
Apple Inc	55,057	10,458,077
Samsung Electronics Co Ltd	307,699	12,104,635
		22,562,712
Wireless Telecommunication Services – 0.7%
T-Mobile US Inc*	50,743	3,506,341
Total Common Stocks (cost $278,700,358)		463,582,496
Preferred Stocks – 1.1%
Road & Rail – 0.7%
Lyft Inc – Series F*,§	15,260	1,075,235
Lyft Inc – Series G*,§	25,642	1,806,761
Lyft Inc – Series H*,§	8,388	591,027
Software – 0.4%
Magic Leap Inc - Series D*,¢,§	58,710	1,585,170
Total Preferred Stocks (cost $3,151,749)		5,058,193
Investment Companies – 0.9%
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.4088%ºº,£	766,692	766,692
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº,£	3,683,606	3,683,606
Total Investment Companies (cost $4,450,298)		4,450,298
Total Investments (total cost $286,302,405) – 100.2%		473,090,987
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(851,906)
Net Assets – 100%		$472,239,081

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$377,382,408	79.8%
China	32,139,437	6.8
Taiwan	13,685,800	2.9
Netherlands	13,604,227	2.9
South Korea	12,104,635	2.5
Brazil	4,939,197	1.0
Israel	4,724,576	1.0
Japan	4,246,354	0.9
Canada	3,688,550	0.8
Australia	2,724,221	0.6
France	2,357,622	0.5
India	1,493,960	0.3

Total	$473,090,987	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/19
Investment Companies - 0.9%
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.4088%ºº	$9,175∆	$-	$-	$766,692
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº	29,431	-	-	3,683,606
Total Affiliated Investments - 0.9%	$38,606	$-	$-	$4,450,298

	Share Balance at 12/31/18	Purchases	Sales	Share Balance at 3/31/19
Investment Companies - 0.9%
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Janus Henderson Cash Collateral Fund LLC, 2.4088%ºº	1,233,622	1,819,442	(2,286,372)	766,692
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº	8,082,766	18,050,839	(22,449,999)	3,683,606

Schedule of Forward Foreign Currency Exchange Contracts, Open

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc:
Japanese Yen	4/11/19	(19,819,000)	$179,821	$809
Citibank NA:
British Pound	4/11/19	(1,255,400)	1,648,309	12,744
Japanese Yen	4/11/19	(81,209,000)	736,529	3,023

				15,767
HSBC Securities (USA) Inc:
Japanese Yen	5/7/19	(135,703,000)	1,225,044	(3,540)
Total				$13,036

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2019

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 4,310,480

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ž	Issued by the same entity and traded on separate exchanges.

ºº	Rate shown is the 7-day yield as of March 31, 2019.

#	Loaned security; a portion of the security is on loan at March 31, 2019.

¢	Security is valued using significant unobservable inputs.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted and Illiquid Securities (as of March 31, 2019)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
Lyft Inc – Series F	12/17/15 - 11/10/17	$485,007	$1,075,235	0.2%
Lyft Inc – Series G	12/17/15 - 11/10/17	814,977	1,806,761	0.4
Lyft Inc – Series H	12/17/15 - 11/10/17	266,595	591,027	0.1
Magic Leap Inc - Series D	10/5/17	1,585,170	1,585,170	0.4
Total		$3,151,749	$5,058,193	1.1%

The Portfolio has registration rights for certain restricted securities held as of March 31, 2019. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$463,582,496	$-	$-
Preferred Stocks
Road & Railway	-	3,473,023	-
Software	-	-	1,585,170
Investment Companies	-	4,450,298	-
Total Investments in Securities	$463,582,496	$7,923,321	$1,585,170
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	16,576	-
Total Assets	$463,582,496	$7,939,897	$1,585,170
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$3,540	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson VIT Global Technology Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended

(the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2019 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2019.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $53,703,769 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Financial assets of $1,214,248 were transferred out of Level 3 to Level 2 since certain security’s prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended March 31, 2019 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Portfolio may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Portfolio may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Portfolio is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE shall be used to value the forward currency contracts.

During the period, the Portfolio entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Portfolio.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital  believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

Within the parameters of its specific investment policies, the Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2019 and through the date of of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Mid Cap Value Portfolio

Schedule of Investments (unaudited)

March 31, 2019

Shares or Principal Amounts		Value
Common Stocks – 96.4%
Aerospace & Defense – 1.7%
BWX Technologies Inc	35,742	$1,772,088
Auto Components – 1.4%
Aptiv PLC	18,542	1,473,904
Banks – 10.5%
Citizens Financial Group Inc	67,375	2,189,688
First Horizon National Corp	189,441	2,648,385
M&T Bank Corp	17,236	2,706,397
Prosperity Bancshares Inc	18,220	1,258,273
Regions Financial Corp	37,587	531,856
Sterling Bancorp/DE	95,931	1,787,195
		11,121,794
Building Products – 1.9%
Allegion PLC	11,937	1,082,805
AO Smith Corp	17,839	951,175
		2,033,980
Capital Markets – 1.2%
Affiliated Managers Group Inc	11,335	1,214,092
Chemicals – 7.4%
Axalta Coating Systems Ltd*	61,924	1,561,104
NewMarket Corp	6,327	2,743,134
Nutrien Ltd	23,828	1,257,165
WR Grace & Co	29,153	2,275,100
		7,836,503
Commercial Services & Supplies – 1.8%
Waste Connections Inc	21,713	1,923,555
Consumer Finance – 1.5%
Discover Financial Services	21,838	1,553,992
Containers & Packaging – 4.8%
Crown Holdings Inc*	45,959	2,507,983
Graphic Packaging Holding Co	204,242	2,579,576
		5,087,559
Distributors – 0.8%
LKQ Corp*	29,353	833,038
Electric Utilities – 7.3%
Alliant Energy Corp	46,422	2,187,869
Entergy Corp	5,776	552,359
Evergy Inc	63,293	3,674,159
PPL Corp	42,028	1,333,969
		7,748,356
Electrical Equipment – 1.7%
AMETEK Inc	10,478	869,360
Generac Holdings Inc*	17,863	915,121
		1,784,481
Electronic Equipment, Instruments & Components – 1.5%
Avnet Inc	35,658	1,546,487
Energy Equipment & Services – 0.9%
Apergy Corp*	24,348	999,729
Equity Real Estate Investment Trusts (REITs) – 15.4%
Alexandria Real Estate Equities Inc	5,891	839,821
Equity Commonwealth	99,935	3,266,875
Equity LifeStyle Properties Inc	34,535	3,947,351
Lamar Advertising Co	38,165	3,024,958
Mid-America Apartment Communities Inc	22,668	2,478,292
Public Storage	4,151	904,005
Weyerhaeuser Co	69,870	1,840,376
		16,301,678
Food & Staples Retailing – 1.5%
Casey's General Stores Inc	12,072	1,554,511
Food Products – 1.4%
Conagra Brands Inc	51,387	1,425,475
Health Care Providers & Services – 2.5%
Laboratory Corp of America Holdings*	17,507	2,678,221
Hotels, Restaurants & Leisure – 2.6%
Cedar Fair LP	52,476	2,761,287
Industrial Conglomerates – 1.4%
Carlisle Cos Inc	12,106	1,484,438
Information Technology Services – 1.3%
Total System Services Inc	14,873	1,413,084

Shares or Principal Amounts		Value
Common Stocks – (continued)
Insurance – 10.5%
Axis Capital Holdings Ltd	38,753	$2,122,889
Hartford Financial Services Group Inc	57,225	2,845,227
RenaissanceRe Holdings Ltd	21,960	3,151,260
Torchmark Corp	36,867	3,021,251
		11,140,627
Life Sciences Tools & Services – 0.8%
Agilent Technologies Inc	10,867	873,489
Machinery – 3.4%
Donaldson Co Inc	15,946	798,257
Lincoln Electric Holdings Inc	18,228	1,528,782
Trinity Industries Inc	58,755	1,276,746
		3,603,785
Mortgage Real Estate Investment Trusts (REITs) – 0.9%
AGNC Investment Corp	55,015	990,270
Oil, Gas & Consumable Fuels – 3.3%
Cimarex Energy Co	32,818	2,293,978
Noble Energy Inc	49,493	1,223,962
		3,517,940
Road & Rail – 1.6%
Knight-Swift Transportation	51,399	1,679,719
Software – 3.7%
CDK Global Inc	15,544	914,298
Check Point Software Technologies Ltd*	9,665	1,222,526
Citrix Systems Inc	8,375	834,653
Synopsys Inc*	8,344	960,812
		3,932,289
Textiles, Apparel & Luxury Goods – 0.5%
PVH Corp	3,983	485,727
Trading Companies & Distributors – 1.2%
GATX Corp	17,278	1,319,521
Total Common Stocks (cost $87,902,780)		102,091,619
Repurchase Agreements – 3.7%
Undivided interest of 4.0% in a joint repurchase agreement (principal amount $97,400,000 with a maturity value of $97,418,750) with ING Financial Markets LLC, 2.3100%, dated 3/29/19, maturing 4/1/19 to be repurchased at $3,900,751 collateralized by $100,362,331 in U.S. Treasuries 0% - 2.6250%, 8/15/19 - 5/15/46 with a value of $99,367,125 (cost $3,900,000)	$3,900,000	3,900,000
Total Investments (total cost $91,802,780) – 100.1%		105,991,619
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(124,114)
Net Assets – 100%		$105,867,505

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$103,511,928	97.7%
Canada	1,257,165	1.2
Israel	1,222,526	1.1

Total	$105,991,619	100.0%

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$102,091,619	$-	$-
Repurchase Agreements	-	3,900,000	-
Total Assets	$102,091,619	$3,900,000	$-

Organization and Significant Accounting Policies

Janus Henderson VIT Mid Cap Value Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks capital appreciation. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2019 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Repurchase Agreements

The Portfolio and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Portfolio are fully collateralized, and such collateral is in the possession of the Portfolio’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2019 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Overseas Portfolio

Schedule of Investments (unaudited)

March 31, 2019

Shares		Value
Common Stocks – 98.2%
Aerospace & Defense – 5.6%
CAE Inc	333,351	$7,387,010
Safran SA	220,040	30,171,033
		37,558,043
Banks – 11.8%
BNP Paribas SA	498,548	23,826,387
CaixaBank SA	1,164,324	3,635,656
China Construction Bank Corp	23,383,000	20,047,593
ING Groep NV	676,478	8,182,259
Mitsubishi UFJ Financial Group Inc	3,721,600	18,471,979
Permanent TSB Group Holdings PLC*	3,507,426	5,066,920
		79,230,794
Beverages – 8.0%
Diageo PLC	732,137	29,917,387
Heineken NV	226,965	23,949,469
		53,866,856
Biotechnology – 0.3%
BeiGene Ltd (ADR)*	16,103	2,125,596
Building Products – 1.0%
Daikin Industries Ltd	55,800	6,531,234
Chemicals – 0.5%
Croda International PLC	53,918	3,537,287
Electronic Equipment, Instruments & Components – 3.0%
Hexagon AB	222,718	11,620,611
Keyence Corp	14,200	8,838,318
		20,458,929
Hotels, Restaurants & Leisure – 1.9%
GVC Holdings PLC	1,740,706	12,671,137
Household Durables – 2.5%
Sony Corp	399,900	16,763,248
Insurance – 11.3%
AIA Group Ltd	2,865,000	28,523,351
NN Group NV	545,680	22,663,732
Sony Financial Holdings Inc	1,316,000	24,797,473
		75,984,556
Interactive Media & Services – 3.6%
Tencent Holdings Ltd	529,900	24,369,581
Internet & Direct Marketing Retail – 6.6%
Alibaba Group Holding Ltd (ADR)*	186,569	34,039,514
MakeMyTrip Ltd*	381,658	10,533,761
		44,573,275
Metals & Mining – 9.5%
Antofagasta PLC	528,177	6,644,082
Hindustan Zinc Ltd	3,692,019	14,756,350
Rio Tinto Ltd	408,336	28,381,910
Teck Resources Ltd	598,287	13,844,510
		63,626,852
Oil, Gas & Consumable Fuels – 6.0%
Canadian Natural Resources Ltd	812,834	22,352,935
TOTAL SA	320,508	17,801,606
		40,154,541
Pharmaceuticals – 8.9%
AstraZeneca PLC	107,687	8,603,125
Novartis AG	72,963	7,019,986
Sanofi	195,343	17,251,742
Takeda Pharmaceutical Co Ltd	656,874	26,800,175
		59,675,028
Road & Rail – 1.2%
Container Corp Of India Ltd	1,092,062	8,281,809
Semiconductor & Semiconductor Equipment – 5.9%
ASML Holding NV	140,924	26,427,794
Taiwan Semiconductor Manufacturing Co Ltd	1,670,000	13,303,427
		39,731,221
Specialty Retail – 1.5%
Industria de Diseno Textil SA	337,575	9,919,990
Technology Hardware, Storage & Peripherals – 1.9%
Samsung Electronics Co Ltd	319,080	12,552,354
Textiles, Apparel & Luxury Goods – 3.6%
Cie Financiere Richemont SA	125,168	9,120,730

Shares		Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
EssilorLuxottica SA	20,167	$2,202,677
Samsonite International SA*	3,978,300	12,746,251
		24,069,658
Tobacco – 1.2%
British American Tobacco PLC	201,053	8,362,263
Trading Companies & Distributors – 2.4%
Ferguson PLC	251,847	16,017,355
Total Common Stocks (cost $544,942,393)		660,061,607
Investment Companies – 1.2%
Money Markets – 1.2%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº,£ (cost $7,616,178)	7,616,178	7,616,178
Total Investments (total cost $552,558,571) – 99.4%		667,677,785
Cash, Receivables and Other Assets, net of Liabilities – 0.6%		4,296,249
Net Assets – 100%		$671,974,034

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$102,202,427	15.3%
France	91,253,445	13.7
United Kingdom	85,752,636	12.8
Netherlands	81,223,254	12.2
China	78,456,688	11.7
Canada	43,584,455	6.5
Hong Kong	41,269,602	6.2
India	33,571,920	5.0
Australia	28,381,910	4.3
Switzerland	16,140,716	2.4
Spain	13,555,646	2.0
Taiwan	13,303,427	2.0
South Korea	12,552,354	1.9
Sweden	11,620,611	1.7
United States	9,741,774	1.5
Ireland	5,066,920	0.8

Total	$667,677,785	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/19
Investment Companies - 1.2%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.4088%ºº	$18,736∆	$-	$-	$-
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº	100,342	-	-	7,616,178
Total Affiliated Investments - 1.2%	$119,078	$-	$-	$7,616,178

	Share Balance at 12/31/18	Purchases	Sales	Share Balance at 3/31/19
Investment Companies - 1.2%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.4088%ºº	5,589	20,088,649	(20,094,238)	-
Money Markets - 1.2%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº	20,350,499	30,447,679	(43,182,000)	7,616,178

Schedule of OTC Written Options
Counterparty/ Reference Asset	Number of Contracts	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Unrealized Appreciation/ (Depreciation)	Options Written, at Value

Written Call Options:

Goldman Sachs:

Safran SA	220	125.00	EUR	4/18/19	$(22,000)	$36,954	$15,685	$(21,269)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2019

Market Value
Written options contracts, call	$ 17,296

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
OTC	Over-the-Counter
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2019.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$660,061,607	$-	$-
Investment Companies	-	7,616,178	-
Total Assets	$660,061,607	$7,616,178	$-

Liabilities
Other Financial Instruments(a):
Options Written, at Value	$-	$21,269	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Organization and Significant Accounting Policies

Janus Henderson VIT Overseas Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2019 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year. The following describes the amounts of transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period.

Financial assets of $478,661,349 were transferred out of Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the end of the prior fiscal year and no factor was applied at the end of the current period.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Portfolio may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Portfolio may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, options on recovery locks, options on security and commodity indices, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by the Portfolio during the period ended March 31, 2019 is discussed in further detail below.

The Portfolio may use derivative instruments for hedging purposes (to offset risks associated with an investment, currency exposure, or market conditions), to adjust currency exposure relative to a benchmark index, or for speculative purposes (to earn income and seek to enhance returns). When the Portfolio invests in a derivative for speculative purposes, the Portfolio will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Portfolio may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly. The Portfolio’s ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Portfolio to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks.

In pursuit of its investment objective, the Portfolio may seek to use derivatives to increase or decrease exposure to the following market risk factors:

• Commodity Risk – the risk related to the change in value of commodities or commodity-linked investments due to changes in the overall market movements, volatility of the underlying benchmark, changes in interest rates, or other factors affecting a particular industry or commodity such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

• Counterparty Risk – the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Portfolio.

• Credit Risk – the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

• Currency Risk – the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

• Equity Risk – the risk related to the change in value of equity securities as they relate to increases or decreases in the general market.

• Index Risk – if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Portfolio could receive lower interest payments or experience a reduction in the value of the derivative to below what the Portfolio paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

• Interest Rate Risk – the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Portfolio’s NAV to likewise decrease.

• Leverage Risk – the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Portfolio creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.

• Liquidity Risk – the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Portfolio may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Portfolio may require the counterparty to post collateral if the Portfolio has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Portfolio may deposit cash and/or treasuries as collateral with the counterparty and/or custodian daily (based on the daily valuation of the financial asset) if the Portfolio has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Portfolio’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's (“Janus Capital”) ability to establish and maintain appropriate systems and trading.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner) "exercises" the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubinstein Binomial Option Pricing Model, or other appropriate option pricing model is used.

The Portfolio may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Portfolio generally invests in options to hedge against adverse movements in the value of portfolio holdings. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Portfolio’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Portfolio may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Portfolio to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

In writing an option, the Portfolio bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Portfolio receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. The risk in writing call options is that the Portfolio gives up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Portfolio may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Portfolio pays a premium whether or not the options are exercised. Exercise of an option written by the Portfolio could result in the Portfolio buying or selling a security at a price different from the current market value.

During the period, the Portfolio wrote call options on various equity securities for the purpose of decreasing exposure to individual equity risk and/or generating income.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital  believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Emerging Market Investing

The Portfolio may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging market countries.” To the extent that the Portfolio invests a significant amount of its assets in one or more of these countries, its returns and net asset value may be affected to a large degree by events and economic conditions in such countries. The risks of foreign investing are heightened when investing in emerging markets, which may result in the price of investments in emerging markets experiencing sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Portfolio’s investments. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Portfolio’s performance.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus

Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

There were no securities on loan as of March 31, 2019.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2019 and through the date of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT Research Portfolio

Schedule of Investments (unaudited)

March 31, 2019

Shares		Value
Common Stocks – 99.7%
Aerospace & Defense – 3.5%
Axon Enterprise Inc*	50,851	$2,766,803
Boeing Co	22,531	8,593,774
L3 Technologies Inc	32,259	6,657,290
		18,017,867
Auto Components – 0.9%
Aptiv PLC	55,519	4,413,205
Beverages – 0.9%
Constellation Brands Inc	27,761	4,867,336
Biotechnology – 4.2%
AbbVie Inc	86,089	6,937,913
AnaptysBio Inc*	27,434	2,004,054
Gilead Sciences Inc	33,603	2,184,531
Insmed Inc*	72,809	2,116,558
Mirati Therapeutics Inc*	14,667	1,075,091
Neurocrine Biosciences Inc*	47,232	4,161,139
Sage Therapeutics Inc*	8,570	1,363,059
Sarepta Therapeutics Inc*	16,404	1,955,193
		21,797,538
Capital Markets – 2.3%
Blackstone Group LP	45,159	1,579,210
CME Group Inc	17,771	2,924,751
Intercontinental Exchange Inc	49,924	3,801,213
TD Ameritrade Holding Corp	74,750	3,736,753
		12,041,927
Chemicals – 2.2%
Air Products & Chemicals Inc	29,263	5,588,062
Sherwin-Williams Co	12,853	5,535,916
		11,123,978
Construction Materials – 0.7%
Vulcan Materials Co	32,367	3,832,253
Consumer Finance – 0.6%
Synchrony Financial	96,644	3,082,944
Containers & Packaging – 0.6%
Ball Corp	55,520	3,212,387
Diversified Consumer Services – 0.4%
ServiceMaster Global Holdings Inc*	47,426	2,214,794
Electrical Equipment – 0.6%
Sensata Technologies Holding PLC*	63,224	2,846,344
Electronic Equipment, Instruments & Components – 0.7%
Cognex Corp	65,730	3,343,028
Entertainment – 3.7%
Liberty Media Corp-Liberty Formula One*	105,224	3,688,101
Netflix Inc*	23,816	8,491,833
Walt Disney Co	63,949	7,100,257
		19,280,191
Equity Real Estate Investment Trusts (REITs) – 1.9%
Crown Castle International Corp	65,009	8,321,152
Invitation Homes Inc	55,192	1,342,821
		9,663,973
Health Care Equipment & Supplies – 2.1%
Abbott Laboratories	51,634	4,127,622
Boston Scientific Corp*	115,491	4,432,545
ICU Medical Inc*	9,553	2,286,319
		10,846,486
Health Care Providers & Services – 3.1%
Humana Inc	16,923	4,501,518
UnitedHealth Group Inc	45,496	11,249,341
		15,750,859
Health Care Technology – 0.4%
Teladoc Health Inc*	37,172	2,066,763
Hotels, Restaurants & Leisure – 4.8%
Aramark	93,944	2,776,045
Dunkin' Brands Group Inc	26,240	1,970,624
Hilton Worldwide Holdings Inc	47,454	3,943,902
McDonald's Corp	24,635	4,678,187
Norwegian Cruise Line Holdings Ltd*	83,821	4,606,802
Starbucks Corp	87,938	6,537,311
		24,512,871

Shares		Value
Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – 0.3%
NRG Energy Inc	31,940	$1,356,811
Information Technology Services – 9.2%
Gartner Inc*	59,063	8,958,676
GoDaddy Inc*	73,170	5,501,652
Mastercard Inc	57,794	13,607,597
Visa Inc	99,471	15,536,375
Worldpay Inc*	32,537	3,692,950
		47,297,250
Insurance – 1.2%
Progressive Corp	88,750	6,397,987
Interactive Media & Services – 8.7%
Alphabet Inc - Class C*	30,917	36,275,225
Facebook Inc*	51,223	8,538,362
		44,813,587
Internet & Direct Marketing Retail – 6.6%
Amazon.com Inc*	17,426	31,031,349
Wayfair Inc*	20,657	3,066,532
		34,097,881
Life Sciences Tools & Services – 0.9%
Thermo Fisher Scientific Inc	16,055	4,394,575
Machinery – 3.5%
Deere & Co	28,536	4,561,194
Illinois Tool Works Inc	35,618	5,112,252
Parker-Hannifin Corp	31,100	5,337,382
Wabtec Corp	43,705	3,221,933
		18,232,761
Media – 1.4%
Discovery Inc - Class C*	120,824	3,071,346
Liberty Broadband Corp*	47,414	4,349,760
		7,421,106
Oil, Gas & Consumable Fuels – 0.5%
Enterprise Products Partners LP	41,649	1,211,986
EOG Resources Inc	13,542	1,288,928
		2,500,914
Personal Products – 1.0%
Estee Lauder Cos Inc	31,969	5,292,468
Pharmaceuticals – 2.5%
Bristol-Myers Squibb Co	64,737	3,088,602
Elanco Animal Health Inc*	62,193	1,994,530
Eli Lilly & Co	27,610	3,582,674
Merck & Co Inc	52,081	4,331,577
		12,997,383
Professional Services – 1.6%
CoStar Group Inc*	10,263	4,786,868
Verisk Analytics Inc	26,910	3,579,030
		8,365,898
Road & Rail – 1.4%
CSX Corp	97,603	7,302,656
Semiconductor & Semiconductor Equipment – 6.1%
Lam Research Corp	35,145	6,291,306
Microchip Technology Inc	57,460	4,766,882
NVIDIA Corp	51,751	9,292,410
Texas Instruments Inc	106,311	11,276,408
		31,627,006
Software – 14.0%
Adobe Inc*	48,243	12,856,277
Autodesk Inc*	33,572	5,231,189
Microsoft Corp	312,283	36,830,657
salesforce.com Inc*	59,044	9,350,798
SS&C Technologies Holdings Inc	54,452	3,468,048
Tyler Technologies Inc*	20,272	4,143,597
		71,880,566
Technology Hardware, Storage & Peripherals – 3.7%
Apple Inc	98,969	18,799,162
Textiles, Apparel & Luxury Goods – 1.4%
NIKE Inc	87,845	7,397,427
Tobacco – 2.1%
Altria Group Inc	189,653	10,891,772
Total Common Stocks (cost $367,875,700)		513,981,954

Shares		Value
Investment Companies – 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº,£ (cost $1,772,000)	1,772,000	$1,772,000
Total Investments (total cost $369,647,700) – 100.1%		515,753,954
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(317,375)
Net Assets – 100%		$515,436,579

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/19
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº	$6,788	$-	$-	$1,772,000

	Share Balance at 12/31/18	Purchases	Sales	Share Balance at 3/31/19
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº	1,134,000	17,363,523	(16,725,523)	1,772,000

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2019.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$513,981,954	$-	$-
Investment Companies	-	1,772,000	-
Total Assets	$513,981,954	$1,772,000	$-

Organization and Significant Accounting Policies

Janus Henderson VIT Research Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks long-term growth of capital. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2019 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Foreign Currency Translations

The Portfolio does not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Real Estate Investing

The Portfolio may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital Management LLC (“Janus Capital”) has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2019 and through the date of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.

Janus Henderson VIT U.S. Low Volatility Portfolio

Schedule of Investments (unaudited)

March 31, 2019

Shares		Value
Common Stocks – 99.3%
Aerospace & Defense – 3.6%
Boeing Co	985	$375,699
General Dynamics Corp	4,403	745,340
Harris Corp	49,200	7,857,732
L3 Technologies Inc	1,773	365,894
Lockheed Martin Corp	42,400	12,726,784
Northrop Grumman Corp	24,000	6,470,400
Raytheon Co	48,900	8,903,712
United Technologies Corp	12,555	1,618,214
		39,063,775
Air Freight & Logistics – 1.8%
CH Robinson Worldwide Inc	116,900	10,169,131
Expeditors International of Washington Inc	130,300	9,889,770
		20,058,901
Airlines – 0.1%
United Continental Holdings Inc*	16,200	1,292,436
Automobiles – 0.1%
Ford Motor Co	63,277	555,572
General Motors Co	15,900	589,890
		1,145,462
Banks – 2.8%
BB&T Corp	15,900	739,827
Citizens Financial Group Inc	32,864	1,068,080
Comerica Inc	10,400	762,528
Fifth Third Bancorp	122,400	3,086,928
First Republic Bank/CA	5,858	588,495
Huntington Bancshares Inc/OH	40,200	509,736
JPMorgan Chase & Co	22,000	2,227,060
KeyCorp	63,500	1,000,125
M&T Bank Corp	38,294	6,012,924
People's United Financial Inc	509,147	8,370,377
PNC Financial Services Group Inc	39,400	4,832,804
Regions Financial Corp	77,700	1,099,455
US Bancorp	9,900	477,081
Zions Bancorp NA	4,307	195,581
		30,971,001
Beverages – 2.1%
Brown-Forman Corp	21,500	1,134,770
Coca-Cola Co	63,800	2,989,668
Constellation Brands Inc	34,500	6,048,885
PepsiCo Inc	106,400	13,039,320
		23,212,643
Capital Markets – 3.0%
Bank of New York Mellon Corp	16,036	808,695
Cboe Global Markets Inc	16,100	1,536,584
CME Group Inc	107,000	17,610,060
Intercontinental Exchange Inc	138,510	10,546,151
MSCI Inc	5,400	1,073,736
Nasdaq Inc	9,400	822,406
		32,397,632
Chemicals – 0.5%
CF Industries Holdings Inc	10,042	410,517
Eastman Chemical Co	5,400	409,752
Ecolab Inc	7,700	1,359,358
International Flavors & Fragrances Inc	3,800	489,402
Linde PLC	4,879	858,362
Sherwin-Williams Co	5,400	2,325,834
		5,853,225
Commercial Services & Supplies – 1.3%
Republic Services Inc	142,000	11,413,960
Waste Management Inc	31,000	3,221,210
		14,635,170
Communications Equipment – 0.8%
F5 Networks Inc*	31,718	4,977,506
Motorola Solutions Inc	24,400	3,426,248
		8,403,754
Containers & Packaging – 0%
Ball Corp	4,126	238,730

Shares		Value
Common Stocks – (continued)
Diversified Consumer Services – 0.3%
H&R Block Inc	134,600	$3,222,324
Diversified Telecommunication Services – 1.3%
AT&T Inc	390,291	12,239,526
Verizon Communications Inc	33,500	1,980,855
		14,220,381
Electric Utilities – 10.4%
Alliant Energy Corp	27,400	1,291,362
American Electric Power Co Inc	39,500	3,308,125
Duke Energy Corp	131,200	11,808,000
Edison International	45,900	2,842,128
Entergy Corp	37,500	3,586,125
Evergy Inc	48,300	2,803,815
Eversource Energy	13,615	965,984
Exelon Corp	34,000	1,704,420
FirstEnergy Corp	77,900	3,241,419
NextEra Energy Inc	36,154	6,989,291
Pinnacle West Capital Corp	20,200	1,930,716
PPL Corp	48,030	1,524,472
Southern Co	1,221,400	63,121,952
Xcel Energy Inc	160,200	9,004,842
		114,122,651
Electronic Equipment, Instruments & Components – 0.1%
FLIR Systems Inc	20,300	965,874
Energy Equipment & Services – 0.5%
Baker Hughes a GE Co	13,500	374,220
TechnipFMC PLC	202,100	4,753,392
		5,127,612
Entertainment – 0.6%
Activision Blizzard Inc	42,429	1,931,792
Electronic Arts Inc*	3,400	345,542
Take-Two Interactive Software Inc*	7,980	753,073
Walt Disney Co	33,289	3,696,078
		6,726,485
Equity Real Estate Investment Trusts (REITs) – 5.3%
American Tower Corp	26,399	5,202,187
Apartment Investment & Management Co	27,397	1,377,795
AvalonBay Communities Inc	24,200	4,857,666
Crown Castle International Corp	28,972	3,708,416
Duke Realty Corp	60,400	1,847,032
Equinix Inc	6,770	3,067,893
Equity Residential	36,298	2,733,965
Essex Property Trust Inc	15,400	4,454,296
Extra Space Storage Inc	77,326	7,880,293
HCP Inc	96,900	3,032,970
Kimco Realty Corp	23,100	427,350
Mid-America Apartment Communities Inc	6,100	666,913
Public Storage	33,087	7,205,687
Realty Income Corp	11,348	834,759
SBA Communications Corp*	5,900	1,177,994
Simon Property Group Inc	13,616	2,480,971
SL Green Realty Corp	3,400	305,728
UDR Inc	73,257	3,330,263
Ventas Inc	18,840	1,202,180
Vornado Realty Trust	8,300	559,752
Welltower Inc	25,830	2,004,408
		58,358,518
Food & Staples Retailing – 3.6%
Kroger Co	13,300	327,180
Sysco Corp	139,800	9,333,048
Walmart Inc	303,400	29,590,602
		39,250,830
Food Products – 8.4%
Archer-Daniels-Midland Co	14,500	625,385
Campbell Soup Co	26,373	1,005,603
Conagra Brands Inc	345,800	9,592,492
General Mills Inc	741,523	38,373,815
Hershey Co	145,700	16,730,731
Hormel Foods Corp	31,191	1,396,109
JM Smucker Co	4,000	466,000
Kellogg Co	371,800	21,333,884
Lamb Weston Holdings Inc	17,965	1,346,297
Tyson Foods Inc	11,300	784,559
		91,654,875

Shares		Value
Common Stocks – (continued)
Gas Utilities – 0.1%
Atmos Energy Corp	12,464	$1,282,920
Health Care Equipment & Supplies – 2.2%
Baxter International Inc	12,000	975,720
Becton Dickinson and Co	44,423	11,093,756
Cooper Cos Inc	5,000	1,480,850
DENTSPLY SIRONA Inc	18,311	908,042
Edwards Lifesciences Corp*	983	188,077
Intuitive Surgical Inc*	15,892	9,067,657
Medtronic PLC	7,700	701,316
Zimmer Biomet Holdings Inc	1,028	131,276
		24,546,694
Health Care Providers & Services – 3.9%
AmerisourceBergen Corp	5,152	409,687
Anthem Inc	8,200	2,353,236
Centene Corp*	6,269	332,884
Cigna Corp	55,300	8,893,346
HCA Healthcare Inc	6,900	899,622
Humana Inc	59,200	15,747,200
Laboratory Corp of America Holdings*	83,900	12,835,022
UnitedHealth Group Inc	1,748	432,210
Universal Health Services Inc	8,900	1,190,553
		43,093,760
Hotels, Restaurants & Leisure – 4.0%
Carnival Corp	10,500	532,560
Darden Restaurants Inc	81,800	9,936,246
Marriott International Inc/MD	1,000	125,090
McDonald's Corp	168,665	32,029,484
Starbucks Corp	9,100	676,494
Yum! Brands Inc	4,006	399,839
		43,699,713
Household Durables – 0.3%
Garmin Ltd	28,800	2,486,880
PulteGroup Inc	23,609	660,108
		3,146,988
Household Products – 10.2%
Clorox Co	132,800	21,309,088
Colgate-Palmolive Co	10,900	747,086
Kimberly-Clark Corp	270,953	33,571,077
Procter & Gamble Co	537,935	55,972,137
		111,599,388
Independent Power and Renewable Electricity Producers – 0.3%
AES Corp/VA	52,600	951,008
NRG Energy Inc	51,900	2,204,712
		3,155,720
Industrial Conglomerates – 0%
General Electric Co	43,462	434,185
Information Technology Services – 1.2%
Akamai Technologies Inc*	20,200	1,448,542
Cognizant Technology Solutions Corp	8,200	594,090
Fidelity National Information Services Inc	3,101	350,723
Mastercard Inc	27,405	6,452,507
Total System Services Inc	20,800	1,976,208
VeriSign Inc*	6,800	1,234,608
Visa Inc	3,041	474,974
Western Union Co	31,564	582,987
		13,114,639
Insurance – 2.2%
Aflac Inc	21,000	1,050,000
Allstate Corp	10,100	951,218
Aon PLC	41,100	7,015,770
Assurant Inc	8,900	844,699
Everest Re Group Ltd	24,675	5,328,813
Hartford Financial Services Group Inc	56,000	2,784,320
Marsh & McLennan Cos Inc	12,000	1,126,800
Progressive Corp	56,600	4,080,294
Willis Towers Watson PLC	2,300	403,995
		23,585,909
Interactive Media & Services – 0.3%
TripAdvisor Inc*	37,500	1,929,375
Twitter Inc*	35,000	1,150,800
		3,080,175
Internet & Direct Marketing Retail – 0.3%
Amazon.com Inc*	96	170,952

Shares		Value
Common Stocks – (continued)
Internet & Direct Marketing Retail – (continued)
Booking Holdings Inc*	300	$523,473
Expedia Group Inc	21,500	2,558,500
		3,252,925
Leisure Products – 0.5%
Hasbro Inc	57,700	4,905,654
Machinery – 0%
Wabtec Corp	233	17,177
Media – 0.2%
Fox Corp - Class A*	8,666	318,129
Fox Corp - Class B*	19,866	712,792
Omnicom Group Inc	20,967	1,530,381
		2,561,302
Metals & Mining – 1.4%
Newmont Mining Corp	424,436	15,182,076
Multiline Retail – 1.1%
Dollar General Corp	13,800	1,646,340
Dollar Tree Inc*	7,350	772,044
Kohl's Corp	8,600	591,422
Macy's Inc	13,700	329,211
Nordstrom Inc	15,700	696,766
Target Corp	101,000	8,106,260
		12,142,043
Multi-Utilities – 6.4%
Ameren Corp	49,800	3,662,790
CenterPoint Energy Inc	37,184	1,141,549
CMS Energy Corp	84,041	4,667,637
Consolidated Edison Inc	499,200	42,337,152
Dominion Energy Inc	33,900	2,598,774
DTE Energy Co	24,672	3,077,585
NiSource Inc	111,328	3,190,660
Public Service Enterprise Group Inc	59,630	3,542,618
Sempra Energy	15,900	2,001,174
WEC Energy Group Inc	52,749	4,171,391
		70,391,330
Oil, Gas & Consumable Fuels – 2.4%
Anadarko Petroleum Corp	107,316	4,880,732
Cabot Oil & Gas Corp	105,800	2,761,380
Chevron Corp	1,800	221,724
Concho Resources Inc	19,700	2,185,912
ConocoPhillips	21,300	1,421,562
EOG Resources Inc	9,200	875,656
HollyFrontier Corp	37,800	1,862,406
Marathon Petroleum Corp	19,276	1,153,669
Occidental Petroleum Corp	19,300	1,277,660
ONEOK Inc	11,000	768,240
Phillips 66	27,100	2,579,107
Pioneer Natural Resources Co	11,500	1,751,220
Valero Energy Corp	47,100	3,995,493
		25,734,761
Personal Products – 0.3%
Estee Lauder Cos Inc	16,800	2,781,240
Pharmaceuticals – 4.6%
Bristol-Myers Squibb Co	3,195	152,433
Eli Lilly & Co	66,000	8,564,160
Johnson & Johnson	281,000	39,280,990
Merck & Co Inc	17,200	1,430,524
Pfizer Inc	4,119	174,934
Zoetis Inc	5,900	593,953
		50,196,994
Professional Services – 0.3%
Verisk Analytics Inc	23,400	3,112,200
Road & Rail – 0.2%
JB Hunt Transport Services Inc	18,600	1,883,994
Kansas City Southern	2,085	241,818
Union Pacific Corp	783	130,918
		2,256,730
Semiconductor & Semiconductor Equipment – 0.5%
Qorvo Inc*	32,585	2,337,322
Skyworks Solutions Inc	8,065	665,201
Xilinx Inc	17,769	2,252,932
		5,255,455
Software – 0.8%
Adobe Inc*	481	128,182

Shares		Value
Common Stocks – (continued)
Software – (continued)
Citrix Systems Inc	10,900	$1,086,294
Red Hat Inc*	9,200	1,680,840
salesforce.com Inc*	5,134	813,072
Symantec Corp	200,800	4,616,392
		8,324,780
Specialty Retail – 4.2%
AutoZone Inc*	32,600	33,386,312
Best Buy Co Inc	2,988	212,327
Gap Inc	26,338	689,529
O'Reilly Automotive Inc*	5,800	2,252,140
Ross Stores Inc	5,715	532,067
Tiffany & Co	10,500	1,108,275
TJX Cos Inc	78,812	4,193,587
Ulta Beauty Inc*	9,200	3,208,316
		45,582,553
Technology Hardware, Storage & Peripherals – 1.1%
Apple Inc	65,100	12,365,745
Textiles, Apparel & Luxury Goods – 1.1%
Capri Holdings Ltd*	39,623	1,812,752
NIKE Inc	8,700	732,627
PVH Corp	24,500	2,987,775
Tapestry Inc	135,962	4,417,405
VF Corp	25,700	2,233,587
		12,184,146
Tobacco – 2.1%
Altria Group Inc	389,700	22,380,471
Trading Companies & Distributors – 0.3%
WW Grainger Inc	11,600	3,490,788
Water Utilities – 0.2%
American Water Works Co Inc	16,400	1,709,864
Total Common Stocks (cost $863,277,296)		1,085,490,604
Investment Companies – 0.6%
Money Markets – 0.6%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº,£ (cost $6,001,483)	6,001,483	6,001,483
Total Investments (total cost $869,278,779) – 99.9%		1,091,492,087
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		1,287,148
Net Assets – 100%		$1,092,779,235

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,085,880,333	99.5%
United Kingdom	5,611,754	0.5

Total	$1,091,492,087	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/19
Investment Companies - 0.6%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.4088%ºº	$179∆	$-	$-	$-
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº	47,164	-	-	6,001,483
Total Affiliated Investments - 0.6%	$47,343	$-	$-	$6,001,483

	Share Balance at 12/31/18	Purchases	Sales	Share Balance at 3/31/19
Investment Companies - 0.6%
Investments Purchased with Cash Collateral from Securities Lending - N/A
Janus Henderson Cash Collateral Fund LLC, 2.4088%ºº	738,000	11,771,499	(12,509,499)	-
Money Markets - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 2.4475%ºº	7,358,099	25,092,384	(26,449,000)	6,001,483

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2019.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Common Stocks	$1,085,490,604	$-	$-
Investment Companies	-	6,001,483	-
Total Assets	$1,085,490,604	$6,001,483	$-

Organization and Significant Accounting Policies

Janus Henderson VIT U.S. Low Volatility Portfolio (the “Portfolio”) is a series of Janus Aspen Series (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 11 portfolios, each of which offers multiple share classes, with differing investment objectives and policies. The Portfolio seeks capital appreciation. The Portfolio is classified as diversified, as defined in the 1940 Act.

The following accounting policies have been followed by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2019 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Portfolio recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Portfolio, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Portfolio’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Portfolio and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Portfolio’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Portfolio invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Portfolio transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Portfolio. The Portfolio may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Portfolio’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Portfolio may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Portfolio’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. The Portfolio intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Real Estate Investing

To the extent that real estate-related securities may be included in the Portfolio’s named benchmark index, INTECH’s mathematical investment process may select equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Securities Lending

Under procedures adopted by the Trustees, the Portfolio may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. Deutsche Bank AG acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Agency Securities Lending and Repurchase Agreement. The Portfolio may lend portfolio securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

Upon receipt of cash collateral, Janus Capital may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. Janus Capital currently intends to invest the cash collateral in a cash management vehicle for which Janus Capital serves as investment adviser, Janus Henderson Cash Collateral Fund LLC. An investment in Janus Henderson Cash Collateral Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Portfolio to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Portfolio and Janus Henderson Cash Collateral Fund LLC, Janus Capital has an inherent conflict of interest as a result of its fiduciary duties to both the Portfolio and Janus Henderson Cash Collateral Fund LLC. Additionally, Janus Capital receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral Fund LLC, but it may not receive a fee for managing certain other affiliated cash management vehicles in which the Portfolio may invest, and therefore may have an incentive to allocate preferred investment opportunities to investment vehicles for which it is receiving a fee.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

The cash collateral invested by Janus Capital is disclosed in the Schedule of Investments (if applicable).

There were no securities on loan as of March 31, 2019.

Transactions with Affiliates

Pursuant to the provisions of the 1940 Act and related rules, the Portfolio may participate in an affiliated or nonaffiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Portfolio may be used to purchase shares of affiliated or nonaffiliated money market funds or cash management pooled investment vehicles. The Portfolio is eligible to participate in the cash sweep program (the “Investing Funds”). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Henderson Cash Liquidity Fund LLC currently maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered product compliant with Rule 2a-7 under the 1940 Act. There are no restrictions on the Portfolio's ability to withdraw investments from Janus Henderson Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Portfolio to Janus Henderson Cash Liquidity Fund LLC. The units of Janus Henderson Cash Liquidity Fund LLC are not charged any management fee, sales charge or service fee.

Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended March 31, 2019 can be found in the “Schedules of Affiliated Investments” located in the Schedule of Investments.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2019 and through the date of issuance of the Portfolio's filing and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s filing.